As filed with the Securities and Exchange Commission on October 15, 1997
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518


================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         x
                                                                            ---
                          Pre-Effective Amendment No. __

                        Post-Effective Amendment No. 48                      x
                                                                            ---

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     x
                                                                            ---

                                Amendment No. 50                             x
                                                                            ---

                             ----------------------

                               THE RBB FUND, INC.

           (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income
Portfolio: BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; NI Micro Cap Fund: NI Class; NI Growth Fund: NI Class; NI Growth & Value Fund: NI Class; NI Larger Cap Value Fund: NI Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; BOSTON PARTNERS BOND FUND: BOSTON PARTNERS INSTITUTIONAL CLASS AND BOSTON PARTNERS INVESTOR CLASS; Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)


          -----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                   ------------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:

GARY M. GARDNER, ESQUIRE                         MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                   Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                   1100 PNB Building
Philadelphia, PA 19103                           1345 Chestnut Street
(Name and Address of Agent for Service)          Philadelphia, PA  19107-3496

It is proposed that this filing will become effective (check appropriate box)

     ___   immediately upon filing pursuant to paragraph (b)

     ___   on (DATE) pursuant to paragraph (b)

     ___   60 days after filing pursuant to paragraph (a)(1)

     ___   on (date) pursuant to paragraph (a)(1)
      X
     ___   75 days after filing pursuant to paragraph (a)(2)

     ___   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


           Title of Securities Being Registered:
                 Class VV Common Stock
                 Class WW Common Stock

                               THE RBB FUND, INC.
                     (BOSTON PARTNERS INSTITUTIONAL CLASS OF
                         THE BOSTON PARTNERS BOND FUND)


                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

FORM N-1A ITEM                                                 LOCATION

    Part A                                                     Prospectus

1.  Cover Page...............................................    Cover Page

2.  Synopsis.................................................    Introduction

3.  Condensed Financial Information..........................    Not Applicable

4.  General Description of Registrant........................    Cover Page; Introduction; Investment Objectives and
                                                                 Policies; Investment Limitations; Risk Factors

5.  Management of the Fund...................................    Management

5A. Management's Discussion
      of Fund Performance....................................    Not Applicable

6.  Capital Stock and Other Securities.......................    Cover Page; Dividends and Distributions; Taxes;
                                                                 Multi-Class Structure; Description of Shares

7.  Purchase of Securities Being Offered.....................    How to Purchase Shares; Net Asset Value

8.  Redemption or Repurchase.................................    How to Redeem Shares; Net Asset Value

9.  Legal Proceedings........................................    Not Applicable

                               THE RBB FUND, INC.
                       (BOSTON PARTNERS INVESTOR CLASS OF
                         THE BOSTON PARTNERS BOND FUND)


                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

FORM N-1A ITEM                                                   LOCATION

     Part A                                                      Prospectus
1.   Cover Page...............................................      Cover Page

2.   Synopsis.................................................      Introduction

3.   Condensed Financial Information..........................      Not Applicable

4.   General Description of Registrant........................      Cover Page; Introduction; Investment Objectives and
                                                                    Policies; Investment Limitations; Risk Factors

5.   Management of the Fund...................................      Management

5A.  Management's Discussion
       of Fund Performance....................................      Not Applicable

6.   Capital Stock and Other Securities.......................      Cover Page; Dividends and Distributions; Taxes;
                                                                    Multi-Class Structure; Description of Shares

7.   Purchase of Securities Being Offered.....................      How to Purchase Shares; Net Asset Value

8.   Redemption or Repurchase.................................      How to Redeem Shares; Net Asset Value

9.   Legal Proceedings........................................      Not Applicable

                               THE RBB FUND, INC.
             (BOSTON PARTNERS INSTITUTIONAL CLASS AND INVESTOR CLASS
                        OF THE BOSTON PARTNERS BOND FUND)


      PART B                                                     STATEMENT OF ADDITIONAL INFORMATION

10.   Cover Page...............................................       Cover Page

11.   Table of Contents........................................       Contents

12.   General Information and History..........................       General

13.   Investment Objectives and Policies.......................       Investment Objectives and Policies

14.   Management of the Fund...................................       Directors and Officers; Investment Advisory,
                                                                      Distribution and Servicing Arrangements

15.   Control Persons and Principal Holders
        of Securities..........................................       Miscellaneous

16.   Investment Advisory and Other
        Services...............................................       Investment Advisory, Distribution and Servicing
                                                                      Arrangements; See Prospectus - "Management"

17.   Brokerage Allocation and Other
        Practices..............................................       Portfolio Transactions

18.   Capital Stock and Other Securities.......................       Additional Information Concerning Fund Shares; See
                                                                      Prospectus - "Dividends and Distributions"
                                                                      "Multi-Class Structure" and "Description of Shares"

19.   Purchase, Redemption and Pricing of
        Securities Being Offered...............................       Purchase and Redemption Information; Valuation of
                                                                      Shares; See Prospectus - "How to Purchase Shares",
                                                                      "How to Redeem and Exchange Shares" and "Distribution
                                                                      of Fund Shares"

20.   Tax Status...............................................       Taxes; See Prospectus - "Taxes"

21.   Underwriters.............................................       Not Applicable

22.   Calculation of Performance Data..........................       Performance and Yield Information

23.   Financial Statements.....................................       Miscellaneous

                            BOSTON PARTNERS BOND FUND
                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Bond Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The investment objectives of the Fund are to maximize total return by investing principally in investment grade fixed income securities, and secondarily to seek current income.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated ___________, 199_, has been filed with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                      __________, 199_

EXPENSE TABLE
--------------------------------------------------------------------------------
         The following tables illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the Fund's initial fiscal period.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)*...........................................0.00%
12b-1 Fees (after waivers)*................................................0.04%
Other Expenses.............................................................0.56%
                                                                           -----
Total Fund Operating Expenses (after waivers)*............................. .60%
                                                                           =====
 * In the absence of fee waivers, Management Fees would be .40%, 12b-1 Fees would be 0.15% and Total Fund Operating Expenses would be 1.11%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

         The caption "Other Expenses" does not include extraordinary expenses as determined by generally accepted accounting principles, nor does it include taxes, interest or brokerage fees and expenses on the purchase and sale of portfolio securities.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                    ONE YEAR        THREE YEARS
                                                    --------        -----------
          Boston Partners Bond Fund.................   $6               $19

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management Fees" and "12b-1 fees" for the Fund, which are expected to be in effect during the initial fiscal period. However, the Adviser and Distributor are under no obligation with respect to such waivers and there can be no assurance that any future waivers of Management fees or 12b-1 fees will not vary from the figures reflected in the Fee Table.

         The  Example  in  the  Fee  Table   assumes  that  all   dividends  and
distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Fee Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A

REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.


INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Bond Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The  investment objectives of the Fund are to maximize  total return by
investing   principally  in  investment  grade  fixed  income  securities,   and
secondarily to seek current income.

         The Fund will invest during normal market conditions at least 75% of its total assets in corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization") (including Fitch Investors Service, Inc., Duff & Phelps, Thomson BankWatch and
IBCA), or are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to instruments so rated. The Fund may invest up to 25% of its total assets in Debt Securities rated "BB" and "B" by Moody's or "Ba" and "B" by S&P or which are similarly rated by another Rating Organization or are unrated but are deemed by the Adviser to be comparable in quality to instruments that are so rated.

         Investment-grade Debt Securities are those rated at the time of purchase "AAA," "AA," "A" or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt Securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds. Debt Securities rated below the four highest ratings of S&P or Moody's are often referred to as "junk bonds." Such Debt Securities are rated below investment-grade and carry a higher degree of risk and are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. See "Risk Factors -- Lower Rated Securities."

         The Adviser will select certain mortgage-backed and asset-backed securities which it believes have superior risk/return characteristics versus other fixed income instruments. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. Asset-backed securities represent pools of other assets (such as automobile installment purchase obligations and credit card receivables) similarly assembled for sale by private issuers. See "Risk Factors -- Mortgage-Backed and Asset-Backed Securities" in this prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may also invest up to 15% of its total assets in each of the following: collateralized mortgage obligations ("CMOs"), Yankee Bonds (dollar-denominated debt securities of foreign issuers), non-dollar denominated bonds of foreign or domestic issuers, securities that can be purchased and sold privately to institutional investors pursuant to Rule 144A, and convertible Debt Securities of U.S. and foreign issuers (including convertible preferred stock and notes). See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in debt securities issued by the U.S. Government or government agencies, repurchase agreements and reverse repurchase agreements, foreign currency exchange transactions, dollar rolls, futures, option contracts (including options on futures) and stripped securities. The Fund may make when-issued purchases and forward commitments. See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, during normal market conditions the Fund's average effective duration will generally be within 5% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security's cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond that pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

         Any investment policy or limitation which involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         The Fund's investment objectives and policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

         The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------

INTEREST RATE RISK

         Generally, the market value of fixed income securities is subject to interest rate fluctuation and can be expected to vary inversely to changes in the prevailing interest rates. Thus, the value of portfolio investments held by the Fund is likely to decline if prevailing interest rates rise, and vice versa.

LOWER RATED SECURITIES

         Investors should carefully consider the relative risks of investing in the higher yielding (and, therefore, higher risk) debt securities rated below investment-grade by S&P or Moody's, or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable to instruments so rated.

         The Fund's investments in obligations rated below the four highest ratings of S&P and Moody's have different risks than investments in securities that are rated "investment-grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment-grade issuers. As a result, the market price of such securities, and the net asset value of the Fund's Shares, may be particularly volatile.

         Additional risks associated with lower-rated fixed income securities are (a) the relatively low trading market liquidity for the securities and (b) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Finally, the Fund's trading in fixed income securities entails risks that capital losses rather than gains will result. As a result, investment in the Fund should not be considered a complete investment program.

         The Adviser will continually evaluate lower-rated securities and the ability of their issuers to pay interest and principal. The Fund's ability to achieve its investment objectives may be more dependent on the Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the "Appendix" in the Statement of Additional Information for a general description of securities ratings.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

         Mortgage-backed securities, like other fixed income instruments, may be subject to risks including price fluctuations due to interest rate changes. The returns on mortgage-backed securities may also be negatively affected by changes in principal pre-payment rates due to interest rate volatility.

         Mortgage-related securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"), a type of derivative, issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association or other U.S. Government agencies or instrumentalities, as well as by private issuers. CMOs may involve additional risks other than those found in other types of mortgage-related obligations in that they may exhibit more price volatility and interest rate risk than such obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices based on current market conditions, which are unacceptable to a fund based on the fund's analysis of the market value of the security. See "Investment Objectives and Policies" in the Statement of Additional Information.

         Asset-backed securities are also subject to declines in market value during periods of rising interest rates. Due to the possibility of prepayment of the underlying obligations, asset-backed securities have less potential for capital appreciation than other debt securities of comparable maturities during periods of declining interest rates. As a result, asset-backed securities may be less effective than other fixed income securities as a means of locking in attractive interest rates for the long term.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

         The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obatain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

FOREIGN SECURITIES RISK

         The Fund may invest in foreign securities, as described above. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies -- Foreign Securities" in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. A fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

         Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, the forward foreign currency exchange contracts are rolled over in a manner consistent with a more long-term currency decision. There is a risk of loss to the Fund if the other party does not complete the transaction.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.

         The Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. Government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. As a result, the Fund's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER

         The Fund's use of certain investment techniques, including derivatives, options and futures transactions, will subject the Fund to greater risk than Funds that do not employ such techniques.

INVESTMENT METHODS GENERALLY

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

          The business and affairs of RBB and the Fund are managed under direction of the RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion.

         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid an advisory fee computed at an annual rate of 0.40% of the Fund's average daily net assets, which is calculated daily and paid monthly. The Adviser has notified RBB, however, that it intends to waive advisory fees during the Fund's initial fiscal period.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. ("The Boston Company") from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 15 years of investment experience and is a Chartered Financial Analyst ("CFA"). Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 16 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 15 years of investment experience.

ADMINISTRATOR

          PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. For its services, PFPC receives a fee calculated at an annual rate of
 .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. However, PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the Fund's initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

DISTRIBUTOR

         Counsellors  Securities  Inc.  (the  "Distributor"),   a  wholly  owned
subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with offices at 466 Lexington Avenue, New York,

New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: distribution fees; fees paid to the Adviser and PFPC; fees and expenses of officers and directors who are not affiliated with any of the RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders and registration fees, identified as belonging to a particular class, are allocated to such class.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

          The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares of the Fund, all as set forth in the Fund's 12b-1 Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Bond Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Bond Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Bond Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

         The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by the Fund or its agents. Orders received by the Fund or its agents after the close of the New York Stock Exchange, Inc.
(currently 4 p.m., Eastern time) are priced at the net asset value next determined on the following business day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the
                            Fund)
                           FOR PURCHASE OF: Boston Partners Bond Fund
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

For subsequent investments, an investor should follow steps A and B above.

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account on a regular basis. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION by MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Bond Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

INVOLUNTARY REDEMPTION

         RBB reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by law. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check for up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund or the Boston Partners Mid Cap Value Fund, subject to restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities
Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, the dollar value of Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. These forms are available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction  procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value for each class of the Fund is calculated by adding the value of all its securities to cash and other assets, deducting the actual and accrued liabilities of each class and dividing by the total number of shares of the class outstanding. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different fees paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor

Shares. Information concerning the other class may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS BOND FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS BOND FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of October 6, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC Inc., at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis since inception and for the year ended September 30, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund, had not commenced operations as of September 30, 1997. The Composite performance information includes the reinvestment of interest received by the underlying securities, realized and unrealized gains and losses, and reflects the payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund, and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. As of September 30, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended September 30, 1997


                                                                       SINCE
                                                    ONE YEAR         INCEPTION
                                                    --------         ---------
         Composite Performance...................... 12.93%           9.42%*
         Lehman Brothers Aggregate Bond Index ......  9.74%           7.44%

The Lehman Brothers Aggregate Bond Index is a broad market-weighted index, which encompasses three major classes of investment-grade, fixed-income securities with maturities greater than one year, including U.S. Treasury securities, corporate bonds and mortgage-backed securities.

* The Adviser commenced managing these accounts on June 1, 1995

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Lehman Brothers Aggregate Bond Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN  AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE  ANY  REPRESENTATIONS  NOT  CONTAINED  IN THIS
PROSPECTUS   OR  IN  RBB'S   STATEMENT  OF  ADDITIONAL
INFORMATION   INCORPORATED  HEREIN  BY  REFERENCE,  IN
CONNECTION  WITH THE OFFERING MADE BY THIS  PROSPECTUS
AND, IF GIVEN OR MADE, SUCH  REPRESENTATIONS  MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS
DISTRIBUTOR.  THIS  PROSPECTUS  DOES NOT CONSTITUTE AN
OFFERING  BY  RBB  OR  BY  THE   DISTRIBUTOR   IN  ANY
JURISDICTION  IN WHICH SUCH  OFFERING MAY NOT LAWFULLY
BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION....................................    3
INVESTMENT OBJECTIVES AND POLICIES..............    3
INVESTMENT LIMITATIONS..........................    5
RISK FACTORS....................................    6
MANAGEMENT......................................   10
DISTRIBUTION OF SHARES..........................   12
HOW TO PURCHASE SHARES..........................   12
HOW TO REDEEM AND EXCHANGE SHARES...............   14
NET ASSET VALUE.................................   17
DIVIDENDS AND DISTRIBUTIONS.....................   17
TAXES ..........................................   18
MULTI-CLASS STRUCTURE...........................   19
DESCRIPTION OF SHARES...........................   19
OTHER INFORMATION...............................   20

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




PROSPECTUS

___________, 199_





           BOSTON PARTNERS
              BOND FUND

       (Institutional Shares)




bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.
--------------------------------------

     BOSTON PARTNERS BOND FUND                    bp
     (INSTITUTIONAL CLASS)                BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------
ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073



===   (Please check the appropriate box(es) below.)
 1
===   [GRAPHIC OF CHECKBOX OMITTED] Individual
      [GRAPHIC OF CHECKBOX OMITTED] Joint Tenant
      [GRAPHIC OF CHECKBOX OMITTED] Other

      --------------------------------------------------------------------------
      NAME                   SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

      --------------------------------------------------------------------------
      NAME OF JOINT OWNER         JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

             For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.


             [GRAPHIC OF CHECKBOX OMITTED] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT


-------------
GIFT TO MINOR:
-------------
             -------------------------------------------------------------------
             NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

             -------------------------------------------------------------------
             NAME OF MINOR (ONLY ONE PERMITTED)

             -------------------------------------------------------------------
             MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


-------------
CORPORATION,
PARTNERSHIP,
TRUST OR
OTHER ENTITY: ------------------------------------------------------------------
------------- NAME OF CORPORATION, PARTNERSHIP, OR OTHER   NAME(S) OF TRUSTEE(S)

              ------------------------------------------------------------------
              TAXPAYER IDENTIFICATION NUMBER


===   --------------------------------------------------------------------------
 2    STREET OR P.O. BOX AND/OR APARTMENT NUMBER
===
      --------------------------------------------------------------------------
      CITY                                      STATE                   ZIP CODE

      --------------------------------------------------------------------------
      DAY PHONE NUMBER                                      EVENING PHONE NUMBER



===
 3    Minimum initial investment of $100,000.   Amount of investment $__________
===

      Make the check payable to Boston Partners Bond Fund.


      Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.



               NOTE:  Dividends and capital  gains may be  reinvested  or paid by check.  If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.
------------
DISTRIBUTION
OPTIONS:
------------   INTEREST  [GRAPHIC OF CHECKBOX OMITTED]
               Pay by Check  [GRAPHIC OF CHECKBOX OMITTED]
               Reinvest  [GRAPHIC OF CHECKBOX OMITTED]
               CAPITAL GAINS  [GRAPHIC OF CHECKBOX OMITTED]
               Pay by Check  [GRAPHIC OF CHECKBOX OMITTED]
               Reinvest  [GRAPHIC OF CHECKBOX OMITTED]


===   To use this option, you must initial the appropriate line below.
 4
=== I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

      ------------------    -------------
      individual initial    joint initial     Redeem shares, and send the
                                              proceeds to the address of record.

      ------------------    -------------
      individual initial    joint initial     Exchange shares for shares of the
                                              Boston  Partners Large  Cap  Value
                                              Fund and Mid Cap Value Fund.


      The Automatic Investment Plan which is available to shareholders of the === Fund, makes possible regularly scheduled purchases of Fund shares to allow
 5 dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount === of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

      Please debit $________ from my checking account (named below) on or about the 20th of the month. PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.


      Monthly  [GRAPHIC OF CHECKBOX OMITTED]
      Every Alternate Month  [GRAPHIC OF CHECKBOX OMITTED]
      Quarterly  [GRAPHIC OF CHECKBOX OMITTED]
      Other  [GRAPHIC OF CHECKBOX OMITTED]

                           -----------------------------------------------------
-------------------        BANK NAME                                      STREET
ADDRESS OR P.O. BOX
BANK OF RECORD:            -----------------------------------------------------
-------------------        CITY                            STATE        ZIP CODE

                           -----------------------------------------------------
                           BANK ABA NUMBER                   BANK ACCOUNT NUMBER



      The undersigned  warrants that I (we) have full authority and, if a
===   natural person,  I (we) am (are) of legal age to purchase  shares pursuant
 6    to this Account  Application,  and I (we) have received a current
===   prospectus  for the Fund in which I (we) am (are)investing.


      Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

      Under penalties of perjury, I certify that:

      (1)      The  number  shown  on  this  form  is  my  correct   taxpayer
               identification number (or I am waiting for a number to be issued to), and

      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.


                        NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.


                        -----------------------------------------------------
                        SIGNATURE OF APPLICANT                           DATE

                        -----------------------------------------------------
                        PRINT NAME                      TITLE (IF APPLICABLE)

                        -----------------------------------------------------
                        SIGNATURE OF JOINT OWNER                         DATE

                        -----------------------------------------------------
                        PRINT NAME                      TITLE (IF APPLICABLE)

                        (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                        For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                        MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:

                                             THE  BOSTON  PARTNERS  BOND FUND
                                             C/O PFPC INC.
                                             P.O. BOX 8852
                                             WILMINGTON, DE  19899-8852

                            BOSTON PARTNERS BOND FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Bond Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The investment objectives of the Fund are to maximize total return by investing principally in investment grade fixed income securities, and secondarily to seek current income.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated __________, 199_, has been filed with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                          ______, 199_

EXPENSE TABLE
--------------------------------------------------------------------------------

         The following tables illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the tables are based on expenses expected to be incurred for the Fund's initial fiscal period.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         Management Fees (after waivers)*...............................0.00%
         12b-1 Fees*....................................................0.25%
         Other Expenses.................................................0.60%
                                                                        -----
     Total Fund Operating Expenses (after waivers)*.....................0.85%
                                                                        =====

     * In the absence of fee waivers, Management Fees would be 0.40% and Total Fund Operating Expenses would be 1.25%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

     The caption "Other Expenses" does not include extraordinary expenses as determined by generally accepted accounting principles, nor does it include taxes, interest or brokerage fees and expenses on the purchase and sale of portfolio securities.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                  ONE YEAR         THREE YEARS
                                                  --------         -----------
         Boston Partners Bond Fund.............      $9                $27

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of "Management fees" for the Fund which is expected to be in effect during the initial fiscal period. However, the Adviser is under no obligation with respect to such waiver and there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table.

         The  Example  in  the  Fee  Table   assumes  that  all   dividends  and
distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Fee Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         No financial data is supplied for the Fund because, as of the date of this Prospectus, the Fund has no performance history.

INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Bond Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

         The  investment  objectives of the Fund are to maximize total return by
investing   principally  in  investment  grade  fixed  income  securities,   and
secondarily to seek current income.

         The Fund will invest during normal market conditions at least 75% of its total assets in corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization") (including Fitch Investors Service, Inc., Duff & Phelps, Thomson BankWatch and
IBCA), or are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to instruments so rated. The Fund may invest up to 25% of its total assets in Debt Securities rated "BB" and "B" by Moody's or "Ba" and "B" by S&P or which are similarly rated by another Rating Organization or are unrated but are deemed by the Adviser to be comparable in quality to instruments that are so rated.

         Investment-grade Debt Securities are those rated at the time of purchase "AAA," "AA," "A" or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt Securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds. Debt Securities rated below the four highest ratings of S&P or Moody's are often referred to as "junk bonds." Such Debt Securities are rated below investment-grade and carry a higher degree of risk and are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. See "Risk Factors -- Lower Rated Securities."

         The Adviser will select certain mortgage-backed and asset-backed securities which it believes have superior risk/return characteristics versus other fixed income instruments. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. Asset-backed securities represent pools of other assets (such as automobile installment purchase obligations and credit card receivables) similarly assembled for sale by private issuers. See "Risk Factors -- Mortgage-Backed and Asset-Backed Securities" in this prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may also invest up to 15% of its total assets in each of the following:

         collateralized mortgage obligations ("CMOs"), Yankee Bonds (dollar-denominated debt securities of foreign issuers), non-dollar denominated bonds of foreign or domestic issuers, securities that can be purchased and sold privately to institutional investors pursuant to Rule 144A, and convertible Debt Securities of U.S. and foreign issuers (including convertible preferred stock and notes). See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in debt securities issued by the U.S. Government or government agencies, repurchase agreements and reverse repurchase agreements, foreign currency exchange transactions, dollar rolls, futures, option contracts (including options on futures) and stripped securities. The Fund may make when-issued purchases and forward commitments. See "Risk Factors" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, during normal market conditions the Fund's average effective duration will generally be within 5% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security's cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond that pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

         Any investment policy or limitation which involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         The Fund's investment objectives and policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

         The Fund may not change the following investment limitations without the affirmative vote of the holders of a majority of the Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will be approximately 100%. High portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------

INTEREST RATE RISK

         Generally, the market value of fixed income securities is subject to interest rate fluctuation and can be expected to vary inversely to changes in the prevailing interest rates. Thus, the value of portfolio investments held by the Fund is likely to decline if prevailing interest rates rise, and vice versa.

LOWER RATED SECURITIES

         Investors should carefully consider the relative risks of investing in the higher yielding (and, therefore, higher risk) debt securities rated below investment-grade by S&P or Moody's, or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable to instruments so rated.

         The Fund's investments in obligations rated below the four highest ratings of S&P and Moody's have different risks than investments in securities that are rated "investment-grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment-grade issuers. As a result, the market price of such securities, and the net asset value of the Fund's Shares, may be particularly volatile.

         Additional risks associated with lower-rated fixed income securities are (a) the relatively low trading market liquidity for the securities and (b) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Finally, the Fund's trading in fixed income securities entails risks that capital losses rather than gains will result. As a result, investment in the Fund should not be considered a complete investment program.

         The Adviser will continually evaluate lower-rated securities and the ability of their issuers to pay interest and principal. The Fund's ability to achieve its investment objectives may be more dependent on the Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the "Appendix" in the Statement of Additional Information for a general description of securities ratings.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

         Mortgage-backed securities, like other fixed income instruments, may be subject to risks, including price fluctuations due to interest rate changes. The returns on mortgage-backed securities may also be negatively affected by changes in principal pre-payment rates due to interest rate volatility.

         Mortgage-related securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"), a type of derivative, issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association or other U.S. Government agencies or instrumentalities, as well as by private issuers. CMOs may involve additional risks other than those found in other types of mortgage-related obligations in that they may exhibit more price volatility and interest rate risk than such obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices based on current market conditions, which are unacceptable to a fund based on the fund's analysis of the market value of the security. See "Investment Objectives and Policies" in the Statement of Additional Information.

         Asset-backed securities are also subject to declines in market value during periods of rising interest rates. Due to the possibility of prepayment of the underlying obligations, asset-backed securities have less potential for capital appreciation than other debt securities of comparable maturities during periods of declining interest rates. As a result, asset-backed securities may be less effective than other fixed income securities as a means of locking in attractive interest rates for the long term.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

          The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rols," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

FOREIGN SECURITIES RISK

         The Fund may invest in foreign securities, as described above. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies -- Foreign Securities" in the Statement of Additional Information.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. A fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

         Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, the forward foreign currency exchange contracts are rolled over in a manner consistent with a more long-term currency decision. There is a risk of loss to the Fund if the other party does not complete the transaction.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.

         The Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. Government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. As a result, the Fund's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER

         The Fund's use of certain investment techniques, including derivatives, options and futures transactions, will subject the Fund to greater risk than Funds that do not employ such techniques.

INVESTMENT METHODS GENERALLY

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997 in excess of $12.5 billion.

         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid an advisory fee computed at an annual rate of 0.40% of the Fund's average daily net assets, which is calculated daily and paid monthly. The Adviser has notified RBB, however, that it intends to waive advisory fees during the Fund's initial fiscal period.

PORTFOLIO MANAGEMENT

          The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. ("The Boston Company") from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 15 years of investment experience and is a Chartered Financial Analyst ("CFA"). Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 16 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 15 years of investment experience.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. For its services, PFPC receives a fee calculated at an annual rate of
 .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. However, PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the Fund's initial fiscal period.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's Custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors  Securities  Inc.  (the  "Distributor"),   a  wholly  owned
subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with offices at 466 Lexington

Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and PFPC; distribution fees; fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers liability insurance premiums; the expense of using independent pricing services and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund; and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of Investor Shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares of the Fund, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares -- Purchases Through Intermediaries."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES.

         Shares of the Fund may be available through various brokerage firms, financial institutions and programs sponsored by other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. Service Organizations that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.
         For administration, subaccounting, transfer agency and/or other services, the Adviser or the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations with whom they have entered into agreements a fee of up to .35% (the "Service Fee') of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares consisting of securities dealers who have sold Fund Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund Shares.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

          Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Bond Fund" c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Bond Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Bond Fund with a check issued by a third party and endorsed over to the fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

         The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by the Fund or its agents. Orders received by the Fund or its agents after the close of the New York Stock Exchange, Inc. (currently 4:00 p.m., Eastern time) are priced at the net asset value next determined on the following business day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                      PNC Bank, N.A.
                      Philadelphia, PA 19103

                      ABA NUMBER: 0310-0005-3
                      CREDITING ACCOUNT NUMBER: 86-1108-2507
                      FROM: (name of investor)
                      ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: Boston Partners Bond Fund
                      AMOUNT: (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as Custodian. For further information as to applications and annual fees, contact PFPC at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Bond Fund c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

         RBB reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by law. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, for up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund or Investor Shares of the Boston Partners Mid Cap Value Fund, subject to the restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Mid Cap Value Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. These forms are available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value for each class of the Fund is calculated by adding the value of it's securities to cash and other assets, deducting the actual and accrued liabilities of each class and dividing by the total number of shares of the class outstanding. The net asset value is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of the Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares immediately prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of Institutional Shares separately from Investor Shares. Because of different fees paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning the other class may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS BOND FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON

PARTNERS BOND FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of October 6, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC Inc., at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis since inception and for the year ended September 30, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have operating histories, whereas the Fund had not commenced operations as of
September 30, 1997. The Composite performance information includes the reinvestment of interest received by the underlying securities, realized and unrealized gains and losses, and reflects the payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. As of September 30, 1997, the Fund had not yet commenced investment operations and therefore had no performance record of its own. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the Periods ended September 30, 1997

                                                                       Since
                                                    One Year         Inception
                                                    --------         ---------
         Composite Performance.....................  12.93%           9.42%*

         Lehman Brothers Aggregate
         Bond Index................................   9.74%           7.44%

* The Adviser commenced managing these accounts on June 1, 1995.

The Lehman Brothers Aggregate Bond Index is a broad market-weighted index, which encompasses three major classes of investment-grade fixed income securities with maturities greater than one year, including U.S. Treasury securities, corporate bonds and mortgage-backed securities.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Lehman Brothers Aggregate Bond Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO PERSON HAS BEEN  AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE  ANY  REPRESENTATIONS  NOT  CONTAINED  IN THIS
PROSPECTUS   OR  IN  RBB'S   STATEMENT  OF  ADDITIONAL
INFORMATION   INCORPORATED  HEREIN  BY  REFERENCE,  IN
CONNECTION  WITH THE OFFERING MADE BY THIS  PROSPECTUS
AND, IF GIVEN OR MADE, SUCH  REPRESENTATIONS  MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS
DISTRIBUTOR.  THIS  PROSPECTUS  DOES NOT CONSTITUTE AN
OFFERING  BY  RBB  OR  BY  THE   DISTRIBUTOR   IN  ANY
JURISDICTION  IN WHICH SUCH  OFFERING MAY NOT LAWFULLY
BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION....................................    3
INVESTMENT OBJECTIVES AND POLICIES..............    3
INVESTMENT LIMITATIONS..........................    4
RISK FACTORS....................................    5
MANAGEMENT......................................    8
DISTRIBUTION OF SHARES..........................   11
HOW TO PURCHASE SHARES..........................   12
HOW TO REDEEM AND EXCHANGE SHARES...............   13
NET ASSET VALUE.................................   17
DIVIDENDS AND DISTRIBUTIONS.....................   17
TAXES ..........................................   17
MULTI-CLASS STRUCTURE...........................   18
DESCRIPTION OF SHARES...........................   18
OTHER INFORMATION...............................   19

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania






PROSPECTUS

___________, 199_






             BOSTON PARTNERS
                BOND FUND

            (Investor Shares)






bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.
--------------------------------------

     BOSTON PARTNERS BOND FUND                      bp
     (INVESTOR CLASS)                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------
ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073


===   (Please check the appropriate box(es) below.)
 1
===   [GRAPHIC OF CHECKBOX OMITTED]  Individual
      [GRAPHIC OF CHECKBOX OMITTED   Joint Tenant
      [GRAPHIC OF CHECKBOX OMITTED   Other

      --------------------------------------------------------------------------
      NAME                   SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

      --------------------------------------------------------------------------
      NAME OF JOINT OWNER         JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

             For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

             [GRAPHIC OF CHECKBOX OMITTED] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
-------------
GIFT TO MINOR:
-------------
             -------------------------------------------------------------------
             NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

             -------------------------------------------------------------------
             NAME OF MINOR (ONLY ONE PERMITTED)

             -------------------------------------------------------------------
             MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


-------------
CORPORATION,
PARTNERSHIP,
TRUST OR
OTHER ENTITY:
-------------
===          -------------------------------------------------------------------
 2           NAME OF CORPORATION, PARTNERSHIP, OR OTHER    NAME(S) OF TRUSTEE(S)
===
             -------------------------------------------------------------------
             TAXPAYER IDENTIFICATION NUMBER


      --------------------------------------------------------------------------
      STREET OR P.O. BOX AND/OR APARTMENT NUMBER

      --------------------------------------------------------------------------
      CITY                                    STATE                     ZIP CODE

      --------------------------------------------------------------------------
      DAY PHONE NUMBER                                     EVENING PHONE NUMBER


===   Minimum initial investment of $2,500.     Amount of investment $__________
 3
===
      Make the check payable to Boston Partners Bond Fund.


      Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

      NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.
------------
DISTRIBUTION
OPTIONS:
------------    DIVIDENDS [GRAPHIC OF CHECKBOX OMITTED]
                Pay by Check [GRAPHIC OF CHECKBOX OMITTED]
                Reinvest [GRAPHIC OF CHECKBOX OMITTED]
                CAPITAL GAINS [GRAPHIC OF CHECKBOX OMITTED]
                Pay by Check [GRAPHIC OF CHECKBOX OMITTED]
                Reinvest [GRAPHIC OF CHECKBOX OMITTED]

                To select this  portion  please fill out the information below:

------------

SYSTEMATIC      Amount----------  Startup Month-------------
WITHDRAWAL
PLAN            Frequency Options:  Annually [GRAPHIC OF CHECKBOX OMITTED]
------------                        Monthly [GRAPHIC OF CHECKBOX OMITTED]
                                    Quarterly [GRAPHIC OF CHECKBOX OMITTED]

    A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan.

    Payments  will be made  on or  near  the  25th of the month.
    Please check one of the following options:
    _____   Please mail checks to Address of Record (Named in Section 2)
    _____   Please electronically credit my Bank of Record (Named in Section 5)


===   To use this option, you must initial the appropriate line below.
 4
=== I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.


      ------------------   -------------
      individual initial   joint initial    Redeem shares, and send the proceeds
                                            to the address of record.

      ------------------   -------------
      individual initial   joint initial    Exchange shares for shares of the
                                            Boston  Partners Large  Cap  Value
                                            Fund and Mid Cap Value Fund.

===   The Automatic  Investment  Plan which is available to  shareholders of the
 5 Fund, makes possible regularly scheduled purchases of Fund shares to allow === dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

      Please debit $________ from my checking account (named below) on or about the 20th of the month. PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.

      [GRAPHIC OF CHECKBOX OMITTED] Monthly
      [GRAPHIC OF CHECKBOX OMITTED] Every Alternate Month
      [GRAPHIC OF CHECKBOX OMITTED] Quarterly
      [GRAPHIC OF CHECKBOX OMITTED] Other


-------------------  -----------------------------------------------------------
ADDRESS OR P.O. BOX  BANK NAME                                            STREET
BANK OF RECORD:
-------------------  -----------------------------------------------------------
                     CITY                       STATE                   ZIP CODE

                     -----------------------------------------------------------
                     BANK ABA NUMBER                         BANK ACCOUNT NUMBER



===   The  undersigned  warrants  that I (we) have  full  authority  and,  if a
 6 natural person, I (we) am (are) of legal age to purchase shares pursuant === to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing.

      Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

      Under penalties of perjury, I certify that:


          1 The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and

          2 I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

          Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to audit backup withholding.



          ----------------------------------------------------------------------
          SIGNATURE OF APPLICANT                           DATE

          ----------------------------------------------------------------------
          PRINT NAME                                       TITLE (IF APPLICABLE)

          ----------------------------------------------------------------------
          SIGNATURE OF JOINT OWNER                         DATE

          ----------------------------------------------------------------------
          PRINT NAME                                       TITLE (IF APPLICABLE)


         (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

  For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

  MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO: THE BOSTON PARTNERS BOND FUND
                                                   C/O PFPC INC.
                                                   P.O. BOX 8852
                                                   WILMINGTON, DE  19899-8852

                            BOSTON PARTNERS BOND FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Bond Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Bond Fund Prospectuses, dated __________, 199_ (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated __________, 199_.


                                    CONTENTS

                                                                                    INSTITUTIONAL       INVESTOR
                                                                                     PROSPECTUS        PROSPECTUS
                                                                      PAGE              PAGE              PAGE

General............................................................      2                __               __
Investment Objectives and Policies.................................      2                __               __
Directors and Officers.............................................     21               N/A              N/A
Investment Advisory, Distribution
  and Servicing Arrangements.......................................     25                __               __
Portfolio Transactions.............................................     28                __               __
Purchase and Redemption Information................................     29                __               __
Valuation of Shares................................................     29                __               __
Performance and Yield Information..................................     30                __               __
Taxes..............................................................     33                __               __
Additional Information Concerning
   RBB Shares......................................................     36                __               __
Miscellaneous......................................................     39               N/A              N/A
Financial Statements...............................................    N/A               N/A              N/A
Appendix A.........................................................    A-1               N/A              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by

FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests.

                  Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates.

Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

                  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

                  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as "Gold PCs."

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

                  In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  FOREIGN SECURITIES. The Fund may invest in securities of foreign issuers that may or may not be publicly traded in the United States. The Fund may invest, either directly, or indirectly through investments in closed-end investment companies, in securities issued by foreign companies wherever organized. The Fund may invest in Eurodollar Convertible Securities that are convertible into or exchangeable for foreign equity securities represented by listed American Depositary Receipts ("ADRs"). Interest and dividends on such Eurodollar securities are payable in U.S. dollars outside of the United States.

                  ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. The extent to which a Portfolio will be invested in foreign companies and ADRs will fluctuate from time to time within the limits stated in the Prospectus depending on the Adviser's assessment of prevailing market, economic and other conditions.

                  The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The Fund may purchase debt obligations issued or guaranteed by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank"), the Inter-American Development Bank, the Asian Development Bank and the European Investment Bank. The Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly currency of the country of the issuer).

                  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

                  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

                  FOREIGN CURRENCY EXCHANGE TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

                  The Fund may enter into forward foreign currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund may enter into a contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.

                  When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will generally not be possible to precisely match the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. In addition, the Adviser may purchase or sell forward foreign currency exchange contracts for the Fund for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate or depreciate in value.

                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

                  ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The Fund does not presently intend to invest more than 5% of net assets in illiquid securities.

                  WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. The market value of the separate account will be monitored and if such market value declines, the Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments.

                  The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

                  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

                  FORWARD CURRENCY TRANSACTIONS. The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

                  The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

                  At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

                  CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

                  The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

                  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund does not presently intend to invest more than 5% of net assets in convertible securities, or securities received by the Fund upon conversion thereof.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund does not presently intend to invest more than 5% of net assets in securities lending.

                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and nonbank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

                  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

                  STRIPPED SECURITIES. The Federal Reserve has established an investment program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Fund may purchase securities registered under this program. This program allows the Fund to be able to have beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Treasury Department has, within the past several years, facilitated transfers of such securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

                  In addition, the Fund may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. RBB is unaware of any binding legislative, judicial or administrative authority on this issue.

                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1," "A-2," or "A-3" by S&P or "Prime-1," "Prime-2," or "Prime-3" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "B" or "Not Prime" by S&P or Moody's, respectively. These rating symbols are described in Appendix A hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

                  MONEY MARKET INSTRUMENTS. The Fund may invest in "money market instruments," for purposes of temporary defensive measures which include, among other things, bank obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal.

INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a) (42) of the 1940 Act). The Fund may not:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing;

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

                  7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

                  Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                Position             Principal Occupation
NAME AND ADDRESS AND AGE        WITH FUND            DURING PAST FIVE YEARS
------------------------        ---------            ----------------------
*Arnold M. Reichman -49         Director             Since 1986, Senior Managing Director,
466 Lexington  Avenue                                Chief Operating Officer, and
New York, NY 10017                                   Assistant Secretary, Warburg Pincus
                                                     Asset Management, Inc.; Director and
                                                     Executive Officer of Counsellors
                                                     Securities Inc.; Director/Trustee
                                                     of various investment companies
                                                     advised by Warburg Pincus
                                                     Asset Management, Inc.

**Robert Sablowsky -58          Director             Senior Vice President, Fahnestock Co.,
110 Wall Street                                      Inc. (a registered broker-dealer); Prior
New York, NY 10005                                   to October 1996, Executive Vice
                                                     President of Gruntal & Co., Inc. (a
                                                     registered broker-dealer).

Francis J. McKay -60            Director             Since 1963, Executive Vice President,
7701 Burholme Avenue                                 Fox Chase Cancer Center (Biomedical
Philadelphia, PA 19111                               research and medical care).

                                      -26-

                                Position             Principal Occupation
NAME AND ADDRESS AND AGE        WITH FUND            DURING PAST FIVE YEARS
------------------------        ---------            ----------------------
Marvin E. Sternberg -62         Director             Since 1974, Chairman, Director and
937 Mt. Pleasant Road                                President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                                 (manufacturer of dental supplies and
                                                     precision coated abrasives); Since 1968,
                                                     Director and President, Mart MMM, Inc.
                                                     (formerly Montgomeryville Merchandise
                                                     Mart Inc.) and Mart PMM, Inc. (formerly
                                                     Pennsauken Merchandise Mart, Inc.)
                                                     (shopping centers); and Since 1975,
                                                     Director and Executive Vice President,
                                                     Cellucap Mfg. Co., Inc. (manufacturer of
                                                     disposable headwear).

Julian A. Brodsky -63           Director             Director and Vice Chairman since 1969
1234 Market Street                                   Comcast Corporation (cable television
16th Floor                                           and communication); Director Comcast
Philadelphia, PA 19107-3723                          Cablevision of Philadelphia (cable
                                                     television and communications) and
                                                     Nextel (wireless communication).

                                      -27-

                                Position             Principal Occupation
NAME AND ADDRESS AND AGE        WITH FUND            DURING PAST FIVE YEARS
------------------------        ---------            ----------------------
Donald van Roden -72            Director             Self-employed businessman.  From
1200 Old Mill Lane              and Chairman of      February 1980 to March 1987, Vice
Wyomissing, PA  19610           the Board            Chairman, SmithKline Beckman Corporation
                                                     (pharmaceuticals); Director, AAA
                                                     Mid-Atlantic (auto service); Director,
                                                     Keystone Insurance Co.

Edward J. Roach -72             President            Certified Public Accountant; Vice
Suite 100                       and                  Chairman of the Board, Fox Chase Cancer
Bellevue Park                   Treasurer            Center; Trustee Emeritus, Pennsylvania
Corporate Center                                     School for the Deaf; Trustee Emeritus,
400 Bellevue Parkway                                 Immaculata College; President or Vice
Wilmington, DE  19809                                President and Treasurer of various
                                                     investment companies advised by PNC
                                                     Institutional Management Corporation;
                                                     Director, The Bradford Funds, Inc.


                                      -28-

                                Position             Principal Occupation
NAME AND ADDRESS AND AGE        WITH FUND            DURING PAST FIVE YEARS
------------------------        ---------            ----------------------
Morgan R. Jones -56             Secretary            Chairman of the law firm of
Drinker Biddle & Reath LLP                           Drinker Biddle & Reath LLP,
PNB Bank Building                                    Philadelphia, Pennsylvania;
1345 Chestnut Street                                 Director, Rocking Horse Child
Philadelphia, PA 19107-3496                          Care Centers of America, Inc.


----------------------

* Mr. Reichman is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of RBB receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:


                             DIRECTORS COMPENSATION


                                                        Pension or
                                                        Retirement
                                   Aggregate            Benefits Accrued     Estimated
                                   Compensation from    as Part of Fund      Annual Benefits
Name of Person/Position            Registrant           Expenses             Upon Retirement
-----------------------            -----------------    ----------------     ---------------
Julian A. Brodsky, Director             $______               N/A                 N/A
Francis J. McKay, Director
Marvin E. Sternberg, Director            ______               N/A                 N/A
Donald van Roden, Director and
Chairman                                 ______               N/A                 N/A
Arnold M. Reichman, Director
Robert Sablowsky, Director               ______               N/A                 N/A

                                         ______               N/A                 N/A

                                         ______               N/A                 N/A

                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently

Edward J. Roach), pursuant to which RBB will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.


                       INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated _______________ (the "Advisory Agreement").

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.80% of the Fund's average daily net assets.

                  The Fund bears all of its own expenses not specifically assumed by Boston Partners. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. In addition to the expenses listed in the prospectus, expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) expenses of organizing the Fund that are not attributable to a class of the Fund; (b) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (c) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and
(d) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on _______________ by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the

Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated _______________, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, as supplemented (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Institutional and Investor Classes, and Plans of Distribution for the Institutional and Investor Classes (together, the "Plans"), which were adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly by the Institutional and Investor Classes, at the annual rate set forth in the Prospectus.

                  On __________, the Plans were approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). RBB believes that the Plans may benefit the Fund by increasing sales of Fund shares.

                  Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Institutional and Investor Classes under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the shareholders in the respective class; and (4) while the Plans remain in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Mr. Reichman, a director of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with the Distributor. Mr. Sablowsky, a director of RBB, has an indirect interest in the operation of the Plans by virtue of his position as Senior Vice President of Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS

         Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

         In purchasing or selling securities for the Fund, the Advisor will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/ dealer are comparable, the Advisor may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                  The Fund expects that its annual portfolio turnover rate will be approximately 100%. A high (100% or more) rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                              VALUATION OF SHARES

                  The net asset value per share of the Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

YIELD AND PERFORMANCE OF THE FUNDS

                  The Fund's 30-day (or one month) standard yields described in the Prospectus are calculated separately for each class of shares in the Fund in accordance with the method prescribed by the SEC for mutual funds:

                               a - b
                  YIELD = 2[( - - - - +1)6 - 1]
                                cd

         Where:   a  =  dividends and interest earned by
                        the Fund during the period;

                  b  =  expenses accrued for the period
                        (net of reimbursements);

                  c  =  average daily number of shares
                        outstanding during the period,
                        entitled to receive dividends; and

                  d  =  maximum offering price per share on
                        the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accunts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

                   With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period, and (ii) the Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

                  The Fund when advertising its "average annual total return" computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                       ERV l/n
                                T = [(----) - 1]
                                       P

Where:           T  =  average annual total return;

               ERV  =  ending redeemable value of a hypothetical
                       $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof),

                 P  =  hypothetical initial payment of $1,000; and

                 n  =  period covered by the computation, expressed
                       in years.

                  The Fund when advertising its "aggregate total return" computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                 ERV
                     Aggregate Total Return = [(-----) - 1]
                                                  P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class VV and WW Common Stock constitute the Boston Partners Institutional and Investor classes of the Bond Fund, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash

Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants. No financial statements appear in this Statement of Additional Information because, as of the date hereof, the Investor and Institutional Classes did not have performance histories.

                  CONTROL PERSONS. As of October 6, 1997 to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.


PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
Cash Preservation Money Market          Jewish Family and Children's                                    44.3%
Portfolio                               Agency of Philadelphia
(Class G)                               Capital Campaign
                                        Attn:  S. Ramm
                                        1610 Spruce Street
                                        Philadelphia, PA  19103

                                        Dominic and Barbara Pisciotta and Successors in Trust           15.9%
                                        under the Dominic and Barbara Pisciotta Caring Trust
                                        207 Woodmere Way
                                        St. Charles, MO  63303

Cash Preservation Municipal Money       Kenneth Farwell and Valerie                                     11.3%
Market Portfolio                        Farwell JTTEN
(Class H)                               3854 Sullivan
                                        St. Louis, MO  63107

                                        Gary L. Lange and                                               32.7%
                                        Susan D. Lange JTTEN
                                        1354 Shady Knoll Ct.
                                        Longwood, FL  32750

                                        Andrew Diederich and                                             6.2%
                                        Doris Diederich JTTEN
                                        1003 Lindeman
                                        Des Peres, MO  63131


                                      -49-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
                                        Gwendolyn Haynes                                                 5.2%
                                        2757 Geyer
                                        St. Louis, MO  63104

                                        Savannah Thomas Trust                                            6.3%
                                        200 Madison Ave.
                                        Rock Hill, MD  63119

Sansom Street Money Market Portfolio    Wasner & Co.                                                    15.4%
(Class I)                               FAO Paine Webber and Managed Assets Sundry Holdings
                                        Attn:  Joe Domizio
                                        200 Stevens Drive
                                        Lester, PA  19113

                                        Saxon and Co.                                                   82.2%
                                        FBO Paine Webber
                                        P.O. Box 7780 1888
                                        Philadelphia, PA  19182

BEA International Equity -              Blue Cross & Blue Shield of Massachusetts Inc.                   6.98%
Institutional Class                     Retirement Income Trust
(Class T)                               100 Summer Street
                                        Boston, MA  02110-2106

                                        Credit Suisse Private Banking                                    6.95%
                                        Dividend Reinvest Plan
                                        c/o Credit Suisse PVT BKG
                                        12 E. 49th St., 40th Floor
                                        New York, NY 10017-1028

                                        Indiana University Foundation                                    5.50%
                                        Attn: Walter L. Koon Jr.
                                        P.O. Box 500
                                        Bloomington, IN 47402-0500

                                        Employees Ret Plan Marshfield Clini                              5.32%
                                        1000 N. Oak Ave.
                                        Marshfield, WI 55449

                                        State Street Bank & Trust                                        5.07%
                                        FBC Consumers Energy
                                        DTD 3-1-1997
                                        PO Box 1992
                                        Boston, MA 02105-1992


                                      -50-


PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
BEA International Equity Portfolio -    Bob & Co.                                                       84.65%
Advisor Class (Class MM)                PO Box 1809
                                        Boston, MA 02105-1809


                                        Transcorp                                                       13.71%
                                        FBO William  E. Burns
                                        PO Box 6535
                                        Englewood, CO 80155-6535

BEA High Yield Portfolio -              Fidelity Investments Institutional                              16.68%
Institutional Class                     Opeations Co. Inc as Agent for
(Class U)                               Certain Employee Benefit Plan
                                        100 Magellan Way # KWIC
                                        Covington, KY 41015-1987

                                        Guenter Full Trust Michelin North America Inc.                  17.79%
                                        Master Trust
                                        P.O. Box 19001
                                        Greenville, SC  29602-9001

                                        C S First Boston Pension Fund                                    6.32%
                                        Park Avenue Plaza, 34th Floor
                                        Attn: Steve Medici
                                        55 E. 52nd Street
                                        New York, NY  10055-0002

                                        Southdown Inc. Pension Plan                                      9.91%
                                        MAC & Co.
                                        Mutual Fund Operations
                                        P.O. Box 3198
                                        Pittsburgh, PA  31980

                                      -51-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
BEA High Yield Portfolio -              Richard A. Wilson TTEE                                          96.66%
Advisor Class (Class OO)                E. Francis Wilson TTEE
                                        The Wilson Family Trust
                                        7612 March Avenue
                                        West Hills, CA  91304-5232

BEA Emerging Markets                    Wachovia Bank North Carolina                                    26.18%
Equity Portfolio -                      Trust for Carolina Power & Light Co.
Institutional Class (Class V)           Supplemental Retirement Trust
                                        301 N. Main Street
                                        Winston-Salem, NC  27101-3819

                                        Hall Family Foundation                                          38.15%
                                        P.O. Box 419580
                                        Kansas City, MO  64141-8400

                                        Arkansas Public Employees                                       19.30%
                                        Retirement System
                                        124 W. Capitol Avenue
                                        Little Rock, AR 72201-3704

BEA Emerging Markets                    Charles Schwab & Co.                                            82.86%
Equity Portfolio -                      Special Custody Account for the
Advisor Class (Class NN)                Exclusive Benefit of Customers
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4175

                                        Louis C. MeMarco                                                12.59%
                                        11 Elvira Ct.
                                        Huntington, NY 11743-6802

                                      -52-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
BEA US Core Equity                      Patterson & Co.                                                 43.93%
Portfolio -                             PO Box 7829
Institutional Class                     Philadelphia, PA 19101-7829
(Class X)

                                        Credit Suisse Private Banking                                   13.13%
                                        Dividend Reinvest Plan
                                        c/o Credit Suisse Pvt Bkg
                                        12 E. 49th St., 40th Floor
                                        New York, NY 10017-1028

                                        Fleet National Bank Trst                                         5.95%
                                        Hospital St. Raphael Malpractice
                                        Attn: 1958875020
                                        PO Box 92800
                                        Rochester, NY 14692-8900

                                        Werner & Pfleiderer Pension                                      7.13%
                                        Plan Employees
                                        663 E. Crescent Avenue
                                        Ramsey, NJ  07446-1220

                                        Washington Hebrew Congregation                                  12.46%
                                        3935 Macomb St. NW
                                        Washington, DC  20016-3799

BEA US Core Fixed Income                New England UFCW & Employers'                                   22.83%
Portfolio - Institutional Class         Pension Fund Board of Trustees
(Class Y)                               161 Forbes Road, Suite 201
                                        Braintree, MA  02184-2606

                                        Patterson & Co.                                                  6.54%
                                        P.O. Box 7829
                                        Philadelphia, PA  19101-7829

                                        MAC & Co                                                         5.10%
                                        Mutual Funds Operations
                                        P.O. Box 3198
                                        Pittsburgh, PA  15230-3198

                                      -53-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
                                        Fidelity Investments Institutional                               9.89%
                                        Operations Co. Inc. (FIIOC) as
                                        Agent for Credit Suisse First Boston
                                        Employee's Savings PSP
                                        100 Magellan Way # KWIC
                                        Covington, KY 41015-1987

                                        DCA Food Industries Inc.                                         8.99%
                                        100 East Grand Ave.
                                        Beloit, WI  53511-6255

                                        State St. Bank & Trust TTEE                                      7.66%
                                        Fenway Holdings LLC Master Trust
                                        PO Box 470
                                        Boston, MA 02102-0470

                                        The Valley Foundation                                            6.02%
                                        c/o Enterprise Trust
                                        16450 Los Gatos Boulevard
                                        Suite 210
                                        Los Gatos, CA  95032-5594

BEA Strategic Global                    Sunkist Master Trust                                            32.58%
Fixed Income Portfolio (Class Z)        14130 Riverside Drive
(Class Z)                               Sherman Oaks, CA  91423-2313

                                        Patterson & Co.                                                 23.51%
                                        P.O. Box 7829
                                        Philadelphia, PA  19101-7829

                                        Key Trust Co. of Ohio                                           19.01%
                                        FBO Eastern Enterp. Collective
                                        Inv. Trust
                                        P.O. Box 94870
                                        Cleveland, OH 44101-4870

                                      -54-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
                                        Hard & Co.                                                      17.62%
                                        Trust for Abtco Inc.
                                         Retirement Plan
                                        c/o Associated Bank, N.A.
                                        100 W. Wisconsin Ave.
                                        Neenah, WI  54956-3012

BEA Municipal Bond Fund Portfolio       William A. Marquard                                             39.45%
(Class AA)                              2199 Maysville Rd.
                                        Carlisle, KY  40311-9716

                                        Arnold Leon                                                     13.15%
                                        c/o Fiduciary Trust Company
                                        P.O. Box 3199
                                        Church Street Station
                                        New York, NY  10008-3199

                                        Irwin Bard                                                       6.51%
                                        1750 North East 183rd St.
                                        North Miami Beach, FL
                                        33179-4908

                                        S. Finkelstein Family Fund                                       5.30%
                                        1755 York Ave., Apt. 35 BC
                                        New York, NY  10128-6827

BEA Global Tele-                        E. M. Warburg Pincus & Co. Inc.                                 17.75%
communications Portfolio - Advisor      466 Lexington Ave.
Class (Class PP)                        New York, NY  10017-3140

                                        BEA Associates 401K                                             11.31%
                                        153 East 53rd St.
                                        New York, NY 10022-4611

                                        John B. Hurford                                                 48.35%
                                        153 E. 53rd St., Flr. 57
                                        New York, NY  10022-4611

                                      -55-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
n/i Micro Cap Fund                      Charles Schwab & Co. Inc.                                       15.5%
(Class FF)                              Special Custody Account for the
                                        Exclusive Benefit of Customers
                                        Attn: Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA  94104

                                        Public Inst for Social Security                                  6.0%
                                        1001 19th St. N, 16th Flr
                                        Arlington, VA 22209

                                        Portland General Corp Invest Trust                              13.6%
                                        DTD 01/29/90
                                        Attn: William J. Valach
                                        121 SW Salmon St.
                                        Portland, OR 97202

                                        State Street Bank and Trust Company                              7.0%
                                        FBO Yale Univ Ret Pln for Staff Emp
                                        State Street Bank & Tr Co. Master TR Div
                                        Attn: Kevin Sutton
                                        Solomon Williard Bldg One Enterprise Dr.
                                        North Quincy, MA 02171

n/i Growth Fund                         Charles Schwab & Co. Inc.                                       18.6%
(Class GG)                              Special Custody Account for the
                                        Exclusive Benefit of Customers
                                        Attn:  Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA  94104

                                        U.S. Equity Investment                                           6.5%
                                        Portfolio LP
                                        c/o Asset Management Advisors Inc.
                                        1001 N. US Hwy 1 STE 800
                                        Jupiter, FL  33477

                                        Portland General Corp. VEBA Plan                                 5.7%
                                        DTD 12/19/90
                                        Attn: William Valach
                                        121 SW Salmon St.
                                        Portland, OR 97202

                                        CitiBank F S B                                                  18.9%
                                        Sargent & Lundy Retirement Trust
                                        C/O CitiCorp
                                        Attn:  D. Erwin Jr.
                                        1410 N. West Shore Blvd.
                                        Tampa, FL  33607

                                      -56-

PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
n/i Growth and Value                    Charles Schwab & Co. Inc.                                       22.9%
Fund (Class HH)                         Special Custody Account for the
                                        Exclusive Benefit of Customers
                                        Attn:  Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA  94104

                                        Chase Manhattan Bank                                             6.0%
                                        Collins Group Trust I
                                        840 Newport Center Dr.
                                        Newport Beach, CA 92660

Boston Partners Large Cap Value Fund    Dr. Janice B. Yost                                              27.8%
- Institutional Class (Class QQ)        Trust Mary Black Foundation Inc.
                                        Bell Hill-945 E. Main St.
                                        Spartanburg, SC  29302

                                        Saxon and Co.                                                   11.5%
                                        FBO UJF Equity Funds
                                        AC 10-01-001-0578481
                                        PO Box 7780-1888
                                        Philadelphia, PA 19182

                                        Irving Fireman's Relief & Ret. Fund                              7.5%
                                        Lou Mayfield - Chairman
                                        601 N. Beltline Ste. 20
                                        Irving, TX 75061

                                        John N. Brodson and Paul A. Ebert                                9.3%
                                        Trst. Amer. Coll of Surg Staf
                                        Mem Ret. Plan
                                        55 E. Erie St.
                                        Chicago, IL 60611

                                        Wells Fargo Bank                                                14.6%
                                        Trst. Stoel Rives
                                        TR 008125
                                        PO Box 9800
                                        Calabasas, CA 91308

                                        Hawaiian Trust Company LTD                                       5.8%
                                        Trst The Estate of James Campbell
                                        Pension Fund
                                        PO Box 3170
                                        Honolulu, HI 96802-3170

                                        Shady Side Academy Endowment                                    10.3%
                                        423 Fox Chapel Rd.
                                        Pittsburgh, PA 15238

Boston Partners Large Cap Value Fund
- Investor Class
(Class RR)


                                      -57-


PORTFOLIO                                                   NAME AND ADDRESS                            PERCENT OWNED
---------                                                   ----------------                            -------------
                                        Fleet National Bank TTEE                                         7.7%
                                        Testa Hurwitz THIB
                                        FBO Scott Birnbaum
                                        P.O. Box 92800
                                        Rochester, NY 14692

                                        Charles Schwab & Co., Inc.                                      12.0%
                                        Special Custody Account for Bene.
                                          of Cust.
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        National Financial Services Corp.                               25.5%
                                        For the Exclusive Benefit of our Customers
                                        Attn: Mutual Funds, 5th Floor
                                        200 Liberty St. I World Financial Center
                                        New York, NY 10281

                                        Joseph P. Scheree                                               10.3%
                                        Rollover IRA
                                        26 Embassy Ct.
                                        Cherry Hills, NJ  08002

                                        Linda C. Brodson                                                 7.3%
                                        Trst Linda C. Brodson Trust
                                        465 Lakeside Pl.
                                        Highland Park, IL 60035

                                        John N. Brodson                                                  7.3%
                                        Trst John N. Brodson Trust
                                        U/A DTD 08/06/87
                                        465  Lakeside Pl.
                                        Highland Park, IL 60035

                                        Mark R. Scott                                                    6.1%
                                        and Maryann Scott
                                        JTTEN WROS
                                        2543 Longmount Dr.
                                        Wexford, PA 15090

Boston Partners Mid Cap                 National Financial Svcs Corp                                    25.7%
Value Fund                              for Exclusive Bene. of our Customers
Investor Class                          Sal Vella
(Class TT)                              200 Liberty St.
                                        New York, NY  10281

                                        Charles Schwab & Co., Inc.                                      35.7%
                                        Special Custody Account for Bene. of Cust.
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        George B. Smithy, Jr.                                           12.3%
                                        38 Greenwood Rd.
                                        Wellesley, MA 02181

                                        John N. Brodson                                                  6.1%
                                        Trst John N. Brodson Trust
                                        U/A DTD 08/06/87
                                        465 Lakeside Pl.
                                        Highland Park, IL 60035

                                        Linda C. Brodson                                                 6.1%
                                        Trst Linda C. Brodson Trust
                                        465 Lakeside Pl.
                                        Highland Park, IL 6035

Boston Partners Mid Cap                 Wells Fargo Bank Cust.                                           5.4%
Value Fund                              FBO William W. Carter
Institutional Class (Class UU)          IRA FIP 007430
                                        PO Box 1389
                                        San Carlos, CA 94070-1389

                                        USNB of Oregon                                                  77.2%
                                        Cust. Jean  Vollum
                                        Attn: Mutual Funds
                                        PO Box 3168
                                        Portland, OR 97208


                  As of the same date, no person owned of record or, to RBB's knowledge, beneficially, more than 25% of the outstanding shares of all classes of RBB; and as of the same date, directors and officers as a group owned less than one percent of the shares of RBB.

                  LITIGATION. There is currently no material litigation affecting RBB.

                  FINANCIAL STATEMENTS. No financial statements are supplied because, as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                   APPENDIX A



COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries;

                                      -A-1-
high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                                      -A-1-

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance

                                      -A-1-
for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding

                                      -A-l-
companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

                  "A1" - Obligations are supported by the highest capacity for timely repayment.

                  "A2" - Obligations are supported by a good capacity for timely repayment.

                  "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

                  "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

                                      -A-1-

CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

                  "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair

                                      -A-1-
capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                  "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                  "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  "CI" - This rating is reserved for income bonds on which no interest is being paid.

                  "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                                      -A-1-

         The following summarizes the ratings used by Moody's for corporate long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under

                                      -A-1-
construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                                      -A-1-

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


                  The following summarizes the highest four ratings used by Fitch for corporate bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding

                                      -A-1-
companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                                      -A-1-

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


                                      -A-1-

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:

         (1)   Included in Part A of the Registration Statement:

               None.

         (2)   Included in or incorporated by reference into Part B:

               None.

(b)      Exhibits:                                                                                   SEE NOTE #
         (1)      (a)      Articles of Incorporation of Registrant                                        1
                  (b)      Articles Supplementary of Registrant.                                          1
                  (c)      Articles of Amendment to Articles of Incorporation of Registrant.              2
                  (d)      Articles Supplementary of Registrant.                                          2
                  (e)      Articles Supplementary of Registrant.                                          5
                  (f)      Articles Supplementary of Registrant.                                          6
                  (g)      Articles Supplementary of Registrant.                                          9
                  (h)      Articles Supplementary of Registrant.                                         10
                  (i)      Articles Supplementary of Registrant.                                         14
                  (j)      Articles Supplementary of Registrant.                                         14
                  (k)      Articles Supplementary of Registrant.                                         19
                  (l)      Articles Supplementary of Registrant.                                         19
                  (m)      Articles Supplementary of Registrant.                                         19
                  (n)      Articles Supplementary of Registrant.                                         19
                  (o)      Articles Supplementary of Registrant.                                         20
                  (p)      Articles Supplementary of Registrant.                                         23
                  (q)      Articles Supplementary of Registrant.                                         25
                  (r)      Articles Supplementary of Registrant.                                         27

                  (s)      Articles of Amendment to Charter of the
                           Registrant.                                                                   28
                  (t)      Articles Supplementary of Registrant.                                         28

         (2)      Amended By-Laws adopted August 16, 1988.                                                3
                  (a)      Amendment to By-Laws adopted July 25, 1989.                                    4
                  (b)      By-Laws amended through October 24, 1989.                                      5
                  (c)      By-Laws amended through April 24, 1996.                                       23

(b)      Exhibits:                                                                                   SEE NOTE #
         (3)      None.
         (4)      (a)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles of              1
                           Incorporation dated February 17, 1988.
                  (b)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as            23
                           amended through April 26, 1996.
         (5)      (a)      Investment Advisory Agreement (Money Market) between Registrant and            3
                           Provident Institutional Management Corporation, dated as of August
                           16, 1988.
                  (b)      Sub-Advisory Agreement (Money Market) between Provident                        3
                           Institutional Management Corporation and Provident National Bank,
                           dated as of August 16, 1988.
                  (c)      Investment Advisory Agreement (Tax-Free Money Market) between                  3
                           Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.
                  (d)      Sub-Advisory Agreement (Tax-Free Money Market) between Provident               3
                           Institutional Management Corporation and Provident National Bank,
                           dated as of August 16, 1988.
                  (e)      Investment Advisory Agreement (Government Obligations Money Market)            3
                           between Registrant and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.
                  (f)      Sub-Advisory Agreement (Government Obligations Money Market) between           3
                           Provident Institutional Management Corporation and Provident
                           National Bank, dated as of August 16, 1988.
                  (k)      Investment Advisory Agreement (Balanced) between Registrant and                3
                           Provident Institutional Management Corporation, dated as of August
                           16, 1988.
                  (l)      Sub-Advisory Agreement (Balanced) between Provident Institutional              4
                           Management Corporation and Provident National Bank, dated as of
                           August 16, 1988.
                  (m)      Investment Advisory Agreement (Tax-Free) between Registrant and                3
                           Provident Institutional Management Corporation, dated as of August
                           16, 1988.
                  (n)      Sub-Advisory Agreement (Tax-Free) between Provident Institutional              3
                           Management Corporation and Provident National Bank, dated as of
                           August 16, 1988.
                  (s)      Investment Advisory Agreement (Government Securities) between                  8
                           Registrant and Provident Institutional Management Corporation dated as

                                      -2-


(b)      Exhibits:                                                                                   SEE NOTE #
                           of April 8, 1991.
                  (t)      Investment Advisory Agreement (High Yield Bond) between Registrant             8
                           and Provident Institutional Management Corporation dated as of April
                           8, 1991.
                  (u)      Sub-Advisory Agreement (High Yield Bond) between Registrant and                8
                           Warburg, Pincus Counsellors, Inc. dated as of April 8, 1991.
                  (v)      Investment Advisory Agreement (New York Municipal Money Market)                9
                           between Registrant and Provident Institutional Management
                           Corporation dated November 5, 1991.
                  (w)      Investment Advisory Agreement (Equity) between Registrant and                 10
                           Provident Institutional Management Corporation dated November 5,
                           1991.
                  (x)      Sub-Advisory Agreement (Equity) between Registrant, Provident                 10
                           Institutional Management Corporation and Warburg, Pincus
                           Counsellors, Inc. dated November 5, 1991.
                  (y)      Investment Advisory Agreement (Tax-Free Money Market) between                 10
                           Registrant and Provident Institutional Management Corporation dated
                           April 21, 1992.
                  (z)      Investment Advisory Agreement (BEA International Equity Portfolio)            11
                           between Registrant and BEA Associates.
                  (aa)     Investment Advisory Agreement (BEA Strategic Fixed Income Portfolio)          11
                           between Registrant and BEA Associates.
                  (bb)     Investment Advisory Agreement (BEA Emerging Markets Equity                    11
                           Portfolio) between Registrant and BEA Associates.
                  (cc)     Investment Advisory Agreement (Laffer/Canto Equity Portfolio)                 14
                           between Registrant and Laffer Advisors Incorporated, dated as of
                           July 21, 1993.
                  (dd)     Sub-Advisory Agreement (Laffer/Canto Sector Equity Portfolio)                 12
                           between PNC Institutional Management Corporation and Laffer Advisors
                           Incorporated, dated as of July 21, 1993.
                  (ee)     Investment Advisory Agreement (BEA U.S. Core Equity Portfolio)                15
                           between Registrant and BEA Associates, dated as of October 27, 1993.
                  (ff)     Investment Advisory Agreement (BEA U.S. Core Fixed Income Portfolio)          15
                           between Registrant and BEA Associates, dated as of October 27, 1993.

                                      -3-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (gg)     Investment Advisory Agreement (BEA Global Fixed                               15
                           Income Portfolio) between Registrant and BEA
                           Associates, dated as of October 27, 1993.
                  (hh)     Investment Advisory Agreement (BEA Municipal Bond                             15
                           Fund Portfolio) between Registrant and BEA
                           Associates, dated as of October 27, 1993.
                  (ii)     Investment Advisory Agreement (Warburg Pincus Growth and Income               14
                           Fund) between Registrant and Warburg, Pincus Counsellors, Inc.
                  (jj)     Investment Advisory Agreement (Warburg Pincus Balanced Fund) between          16
                           Registrant and Warburg, Pincus Counsellors, Inc.
                  (kk)     Investment Advisory Agreement (BEA Balanced) between Registrant and           16
                           BEA Associates.
                  (ll)     Investment Advisory Agreement (BEA Short Duration Portfolio) between          16
                           Registrant and BEA Associates.
                  (mm)     Investment Advisory Agreement (Warburg Pincus Tax Free Fund) between          21
                           Registrant and Warburg, Pincus Counsellors, Inc.
                  (nn)     Investment Advisory Agreement (ni Micro Cap Fund) between Registrant          23
                           and Numeric Investors, L.P.
                  (oo)     Investment Advisory Agreement (ni Growth Fund) between Registrant             23
                           and Numeric Investors, L.P.
                  (pp)     Investment Advisory Agreement (ni Growth & Value Fund) between                23
                           Registrant and Numeric Investors, L.P.
                  (qq)     Investment Advisory Agreement (BEA Global Telecommunications                  24
                           Portfolio) between Registrant and BEA Associates.
                  (rr)     Investment Advisory Agreement (Boston Partners Large Cap Value Fund)          26
                           between Registrant and Boston Partners Asset Management, L.P.

                  (ss)     Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)            28
                           between Registrant and Boston Partners Asset Management, L.P.

         (6)      (r)      Distribution Agreement and Supplements (Classes A through Q) between           8
                           the Registrant and Counsellors Securities Inc. dated as of April 10,
                           1991.
                  (s)      Distribution Agreement Supplement (Classes L, M, N and 0) between              9
                           the Registrant and Counsellors Securities Inc. dated as of November
                           5, 1991.


                                      -4-


(b)      Exhibits:                                                                                   SEE NOTE #
                  (t)      Distribution Agreement Supplements (Classes R, S, and Alpha 1                  9
                           through Theta 4) between the Registrant and Counsellors Securities
                           Inc. dated as of November 5, 1991.
                  (u)      Distribution Agreement Supplement (Classes T, U and V) between the            10
                           Registrant and Counsellors Securities Inc. dated as of September 18,
                           1992.
                  (v)      Distribution Agreement Supplement (Class W) between the Registrant            14
                           and Counsellors Securities Inc. dated as of July 21, 1993.
                  (w)      Distribution Agreement Supplement (Classes X, Y, Z and AA) between            14
                           the Registrant and Counselors Securities Inc.
                  (x)      Distribution Agreement Supplement (Classes BB and CC) between                 18
                           Registrant and Counsellors Securities Inc. dated as of October 26,
                           1994.
                  (y)      Distribution Agreement Supplement (Classes DD and EE) between                 18
                           Registrant and Counsellors Securities Inc. dated as of October 26,
                           1994.
                  (z)      Distribution Agreement Supplement (Classes L, M, N and O) between             19
                           the Registrant and Counsellors Securities Inc.
                  (aa)     Distribution Agreement Supplement (Classes R, S) between the                  19
                           Registrant and Counsellors Securities Inc.
                  (bb)     Distribution Agreement Supplements (Classes Alpha 1 through Theta 4)          19
                           between the Registrant and Counsellors Securities Inc.
                  (cc)     Distribution Agreement Supplement Janney Classes (Alpha 1, Alpha 2,           20
                           Alpha 3 and Alpha 4) between the Registrant and Counsellors
                           Securities Inc.
                  (dd)     Distribution Agreement Supplement ni Classes (Classes FF, GG and HH)          23
                           between Registrant and Counsellors Securities Inc.
                  (ee)     Distribution Agreement Supplement (Classes II, JJ, KK, and LL)                24
                           between Registrant and Counsellors Securities Inc.
                  (ff)     Distribution Agreement Supplement (Classes MM, NN, OO, and PP)                24
                           between Registrant and Counsellors Securities Inc.
                  (gg)     Distribution Agreement Supplement (Class QQ) between Registrant and           26
                           Counsellors Securities Inc.
                  (hh)     Distribution Agreement Supplement (Class RR) between Registrant and           27
                           Counsellors Securities Inc.
                  (ii)     Distribution Agreement Supplement (Class SS)                                  27

                                      -5-

(b)      Exhibits:                                                                                   SEE NOTE #
                           between Registrant and Counsellors Securities Inc.
                  (jj)     Distribution Agreement Supplement (Class TT)   between Registrant             28
                           and Counsellors Securities Inc.

                  (kk)     Distribution Agreement Supplement (Class UU) between Registrant and           28
                           Counsellors Securities Inc.

         (7)      Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of                  7
                  October 24, 1990.
         (8)      (a)      Custodian Agreement between Registrant and Provident National Bank             3
                           dated as of August 16, 1988.
                  (b)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the             10
                           Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
                  (e)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                  9
                  (f)      Agreement between Brown Brothers Harriman & Co. and Registrant on             10
                           behalf of BEA International Equity Portfolio, dated September 18,
                           1992.
                  (g)      Agreement between Brown Brothers Harriman & Co. and Registrant on             10
                           behalf of BEA Strategic Fixed Income Portfolio, dated September 18,
                           1992.
                  (h)      Agreement between Brown Brothers Harriman & Co. and Registrant on             10
                           behalf of BEA Emerging Markets Equity Portfolio, dated September 18,
                           1992.
                  (i)      Agreement between Brown Brothers Harriman & Co. and Registrant on             15
                           behalf of BEA Emerging Markets Equity, BEA International Equity, BEA
                           Strategic Fixed Income and BEA Global Fixed Income Portfolios, dated as of November 29, 1993.
                  (j)      Agreement between Brown Brothers Harriman & Co. and Registrant on             15
                           behalf of BEA U.S. Core Equity and BEA U.S. Core Fixed Income
                           Portfolios dated as of November 29, 1993.
                  (k)      Custodian Contract between Registrant and State Street Bank and               18
                           Trust Company.
                  (l)      Custody Agreement between Registrant and Custodial Trust Company on           23
                           behalf of ni Micro Cap Fund, ni Growth Fund and ni Growth & Value
                           Fund Portfolios of the Registrant.
                  (m)      Custodian Agreement Supplement Between Registrant and PNC Bank,               26
                           National Association

                                      -6-

(b)      Exhibits:                                                                                   SEE NOTE #

                           dated October 16, 1996.
                  (n)      Custodian Agreement Supplement between Registrant and
                           Brown Brothers 27 Harriman & Co. on behalf of the BEA
                           Municipal Bond Fund.

                  (o)      Custodian Agreement Supplement between Registrant and PFPC Inc., on           28
                           behalf of the Boston Partners Mid Cap Value Fund.

         (9)      (a)      Transfer Agency Agreement (Sansom Street) between Registrant and               3
                           Provident Financial Processing Corporation, dated as of August 16,
                           1988.
                  (b)      Transfer Agency Agreement (Cash Preservation) between Registrant and           3
                           Provident Financial Processing Corporation, dated as of August 16,
                           1988.
                  (c)      Shareholder Servicing Agreement (Sansom Street Money Market).                  3
                  (d)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money                  3
                           Market).
                  (e)      Shareholder Servicing Agreement (Sansom Street Government                      3
                           Obligations Money Market).
                  (f)      Shareholder Services Plan (Sansom Street Money Market).                        3
                  (g)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).               3
                  (h)      Shareholder Services Plan (Sansom Street Government Obligations                3
                           Money Market).
                  (i)      Transfer Agency Agreement (SafeGuard) between Registrant and                   3
                           Provident Financial Processing Corporation, dated as of August 16,
                           1988.
                  (j)      Transfer Agency Agreement (Bedford) between Registrant and Provident           3
                           Financial Processing Corporation, dated as of August 16, 1988.
                  (k)      Transfer Agency Agreement (Income Opportunities)                               7
                           between Registrant and Provident Financial
                           Processing Corporation dated June 25, 1990.
                  (l)      Administration and Accounting Services Agreement between Registrant            8
                           and Provident Financial Processing Corporation, relating to
                           Government Securities Portfolio, dated as of April 10, 1991.
                  (m)      Administration and Accounting Services Agreement between Registrant            9
                           and Provident Financial Processing Corporation, relating to New York
                           Municipal Money Market Portfolio dated as of November 5, 1991.
                  (n)      Administration and Accounting Services Agreement between Registrant            9
                           and Provident

                                      -7-

(b)      Exhibits:                                                                                   SEE NOTE #
                           Financial Processing Corporation, relating to Equity
                           Portfolio dated as of November 5, 1991.
                  (o)      Administration and Accounting Services Agreement between Registrant            9
                           and Provident Financial Processing Corporation, relating to High
                           Yield Bond Portfolio, dated as of April 10, 1991.
                  (p)      Administration and Accounting Services Agreement between Registrant           10
                           and Provident Financial Processing Corporation (BEA International
                           Equity) dated September 18, 1992.
                  (q)      Administration and Accounting Services Agreement between Registrant           10
                           and Provident Financial Processing Corporation (BEA Strategic Fixed
                           Income) dated September 18, 1992.
                  (r)      Administration and Accounting Services Agreement between Registrant           10
                           and Provident Financial Processing Corporation (BEA Emerging Markets
                           Equity) dated September 18, 1992.
                  (s)      Transfer Agency Agreement and Supplements (Bradford, Alpha (now                9
                           known as Janney), Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta)
                           between Registrant and Provident Financial Processing Corporation
                           dated as of November 5, 1991.
                  (t)      Transfer Agency Agreement Supplement (BEA) between Registrant and             10
                           Provident Financial Processing Corporation dated as of September 19,
                           1992.
                  (u)      Administrative Services Agreement between Registrant and                      10
                           Counsellor's Fund Services, Inc. (BEA Portfolios) dated September
                           18, 1992.
                  (v)      Administration and Accounting Services Agreement between Registrant           10
                           and Provident Financial Processing Corporation, relating to Tax-Free
                           Money Market Portfolio, dated as of April 21, 1992.
                  (w)      Transfer Agency Agreement Supplement (Laffer/Canto)                           12
                           between Registrant and PFPC Inc. dated as of July
                           21, 1993.
                  (x)      Administration and Accounting Services Agreement between Registrant           12
                           and PFPC Inc., relating to Laffer/Canto Equity Fund, dated July 21,
                           1993.
                  (y)      Transfer Agency Agreement Supplement (BEA U.S. Core Equity, BEA U.S.          15
                           Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond
                           Fund Portfolios) between Registrant and

                                      -8-

(b)      Exhibits:                                                                                   SEE NOTE #
                           PFPC Inc. dated as October 27, 1993.
                  (z)      Administration and Accounting Services Agreement between Registrant           15
                           and PFPC Inc. relating to BEA U.S. Core Equity Portfolio dated as of
                           October 27, 1993.
                  (aa)     Administration and Accounting Services Agreement between Registrant           15
                           and PFPC Inc. (BEA U.S. Core Fixed Income Portfolio) dated October
                           27, 1993.
                  (bb)     Administration and Accounting Services Agreement between Registrant           15
                           and PFPC Inc. (International Fixed Income Portfolio) dated October
                           27, 1993.
                  (cc)     Administration and Accounting Services Agreement between Registrant           15
                           and PFPC Inc. (Municipal Bond Fund Portfolio) dated October 27, 1993.
                  (dd)     Transfer Agency Agreement Supplement (BEA Balanced and Short                  18
                           Duration Portfolios) between Registrant and PFPC Inc. dated October
                           26, 1994.
                  (ee)     Administration and Accounting Services Agreement between Registrant           18
                           and PFPC Inc. (BEA Balanced Portfolio) dated October 26, 1994.
                  (ff)     Administration and Accounting Services Agreement between Registrant           18
                           and PFPC Inc. (BEA Short Duration Portfolio) dated October 26, 1994.
                  (gg)     Co-Administration Agreement between Registrant and PFPC Inc.                  18
                           (Warburg Pincus Growth & Income Fund) dated August 4, 1994.
                  (hh)     Co-Administration Agreement between Registrant and PFPC Inc.                  18
                           (Warburg Pincus Balanced Fund) dated August 4, 1994.
                  (ii)     Co-Administration Agreement between Registrant and Counsellors Funds          18
                           Services, Inc. (Warburg Pincus Growth & Income Fund) dated August 4,
                           1994.
                  (jj)     Co-Administration Agreement between Registrant and Counsellors Funds          18
                           Services, Inc. (Warburg Pincus Balanced Fund) dated August 4, 1994.
                  (kk)     Administrative Services Agreement Supplement between Registrant and           18
                           Counsellors Fund Services, Inc. (BEA Classes) dated October 26, 1994.
                  (ll)     Co-Administration Agreement between Registrant and PFPC Inc.                  21
                           (Warburg Pincus Tax Free Fund) dated March 31, 1995.

                                      -9-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (mm)     Co-Administration Agreement between Registrant and Counsellors Funds          21
                           Services, Inc. (Warburg Pincus Tax-Free Fund) dated March 31, 1995.
                  (nn)     Transfer Agency and Service Agreement between Registrant and State            21
                           Street Bank and Trust Company and PFPC, Inc. dated February 1, 1995.
                  (oo)     Supplement to Transfer Agency and Service Agreement between                   21
                           Registrant, State Street Bank and Trust Company, Inc. and PFPC dated
                           April 10, 1995.
                  (pp)     Amended and Restated Credit Agreement dated December 15, 1994.                22
                  (qq)     Transfer Agency Agreement Supplement (ni Micro Cap Fund, ni Growth            23
                           Fund and ni Growth & Value Fund) between Registrant and PFPC, Inc.
                           dated April 14, 1996.
                  (rr)     Administration and Accounting Services Agreement between Registrant           23
                           and PFPC, Inc. (ni Micro Cap Fund) dated April 24, 1996.
                  (ss)     Administration and Accounting Services Agreement between Registrant           23
                           and PFPC, Inc. (ni Growth Fund) dated April 24, 1996.
                  (tt)     Administration and Accounting Services Agreement between Registrant           23
                           and PFPC, Inc. (ni Growth & Value Fund) dated April 24, 1996.
                  (uu)     Administrative Services Agreement between Registrant and Counsellors          23
                           Fund Services, Inc. (ni Micro Cap Fund, ni Growth Fund and ni Growth
                           & Value Fund) dated April 24, 1996.
                  (vv)     Administration and Accounting Services Agreement between Registrant           24
                           and PFPC, Inc. (BEA Global Telecommunications Portfolio).
                  (ww)     Co-Administration Agreement between Registrant Investor and BEA               24
                           Associates (BEA International Equity Investor Portfolio).
                  (xx)     Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA International Equity Advisor Portfolio).
                  (yy)     Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA Emerging Markets Equity Investor Portfolio).
                  (zz)     Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA Emerging Markets Equity Advisor Portfolio).
                  (aaa)    Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA High Yield Investor Portfolio).

                                      -10-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (bbb)    Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA High Yield Advisor Portfolio).
                  (ccc)    Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA Global Telecommunications Investor Portfolio).
                  (ddd)    Co-Administration Agreement between Registrant and BEA Associates             24
                           (BEA Global Telecommunications Advisor Portfolio).
                  (eee)    Transfer Agreement and Service Agreement between Registrant and               24
                           State Street Bank and Trust Company.
                  (fff)    Administration and Accounting Services Agreement between the                  27
                           Registrant and PFPC Inc. dated October 16, 1996 (Boston Partners
                           Large Cap Value Fund).
                  (ggg)    Transfer Agency Agreement Supplement between Registrant and PFPC              26
                           Inc. (Boston Partners Institutional Class).
                  (hhh)    Transfer Agency Agreement Supplement between Registrant and PFPC              26
                           Inc. (Boston Partners Investor Class).
                  (iii)    Transfer Agency Agreement Supplement between Registrant and PFPC              26
                           Inc. (Boston Partners Advisor Class).

                  (jjj)    Transfer Agency Agreement Supplement between Registrant and PFPC              28
                           Inc., (Boston Partners Mid Cap Value Fund, Institutional Class).
                  (kkk)    Transfer Agency Agreement Supplement between Registrant and PFPC              28
                           Inc., (Boston Partners Mid Cap Value Fund, Investor Class).
                  (lll)    Administration and Accounting Services Agreement between Registrant           28
                           and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value
                           Fund).

         (10)     (a)      Counsel's Opinion and Consent.
         (11)     (a)      Included in 10(a).
                  (b)      Consent of Independent Accountants.
         (12)              None.
         (13)     (a)      Subscription Agreement (relating to Classes A through N).                      2
                  (b)      Subscription Agreement between Registrant and Planco Financial                 7
                           Services, Inc., relating to Classes O and P.

                                      -11-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (c)      Subscription Agreement between Registrant and Planco Financial                 7
                           Services, Inc., relating to Class Q.
                  (d)      Subscription Agreement between Registrant and                                  9
                           Counsellors Securities Inc. relating to Classes R,
                           S, and Alpha 1 through Theta 4.
                  (e)      Subscription Agreement between Registrant and Counsellors Securities          10
                           Inc. relating to Classes T, U and V.
                  (f)      Subscription Agreement between Registrant and Counsellor's                    18
                           Securities Inc. relating to Classes BB and CC.
                  (g)      Purchase Agreement between Registrant and Counsellors Securities              21
                           Inc. relating to Class DD (Warburg Pincus Growth & Income Fund
                           Series 2).
                  (h)      Purchase Agreement between Registrant and Counsellors Securities              21
                           Inc. relating to Class EE (Warburg Pincus Balanced Fund Series 2).
                  (i)      Purchase Agreement between Registrant and Numeric Investors, L.P.             23
                           relating to Class FF (ni Micro Cap Fund).
                  (j)      Purchase Agreement between Registrant and Numeric Investors, L.P.             23
                           relating to Class GG (ni Growth Fund).
                  (k)      Purchase Agreement between Registrant and Numeric Investors, L.P.             23
                           relating to Class HH (ni Growth & Value Fund).
                  (l)      Subscription Agreement between Registrant and Counsellors                     24
                           Securities, Inc. relating to Classes II through PP.
                  (m)      Purchase Agreement between Registrant and Boston Partners Asset               27
                           Management, L.P. relating to Classes QQ, RR and SS.  (Boston
                           Partners Large Cap Value Fund).

                  (n)      Purchase Agreement between Registrant and Boston Partners Asset               28
                           Management, L.P. relating to Classes TT, and UU.  (Boston Partners
                           Mid Cap Value Fund).

         (14)              None.
         (15)     (a)      Plan of Distribution (Sansom Street Money Market).                             3
                  (b)      Plan of Distribution (Sansom Street Tax-Free Money Market).                    3
                  (c)      Plan of Distribution (Sansom Street Government Obligations Money               3
                           Market).
                  (d)      Plan of Distribution (Cash Preservation Money).                                3


                                      -12-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (e)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                3
                  (f)      Plan of Distribution (SafeGuard Equity).                                       3
                  (g)      Plan of Distribution (SafeGuard Fixed Income).                                 3
                  (h)      Plan of Distribution (SafeGuard Balanced).                                     3
                  (i)      Plan of Distribution (SafeGuard Tax-Free).                                     3
                  (j)      Plan of Distribution (SafeGuard Money Market).                                 3
                  (k)      Plan of Distribution (SafeGuard Tax-Free Money Market).                        3
                  (1)      Plan of Distribution (Bedford Money Market).                                   3
                  (m)      Plan of Distribution (Bedford Tax-Free Money Market).                          3
                  (n)      Plan of Distribution (Bedford Government Obligations Money Market).            3
                  (o)      Plan of Distribution (Bedford New York Municipal Money).                       7
                  (p)      Plan of Distribution (SafeGuard Government Securities).                        7
                  (q)      Plan of Distribution (Income Opportunities High Yield).                        7
                  (r)      Amendment No. 1 to Plans of Distribution (Classes A through Q).                8
                  (s)      Plan of Distribution (Bradford Tax-Free Money Market).                         9
                  (t)      Plan of Distribution (Bradford Government Obligations Money Market).           9
                  (u)      Plan of Distribution (Alpha (now known as Janney) Money Market).               9
                  (v)      Plan of Distribution (Alpha (now known as Janney) Tax-Free Money               9
                           Market (now known as the Municipal Money Market)).
                  (w)      Plan of Distribution (Alpha (now known as Janney) Government                   9
                           Obligations Money Market).
                  (x)      Plan of Distribution (Alpha (now known as Janney) New York Municipal           9
                           Money Market).
                  (y)      Plan of Distribution (Beta Money Market).                                      9
                  (z)      Plan of Distribution (Beta Tax-Free Money Market).                             9
                  (aa)     Plan of Distribution (Beta Government Obligations Money Market).               9
                  (bb)     Plan of Distribution (Beta New York Money                                      9

                                      -13-

(b)      Exhibits:                                                                                   SEE NOTE #
                           Market).
                  (cc)     Plan of Distribution (Gamma Money Market).                                     9
                  (dd)     Plan of Distribution (Gamma Tax-Free Money Market).                            9
                  (ee)     Plan of Distribution (Gamma Government Obligations Money Market).              9
                  (ff)     Plan of Distribution (Gamma New York Municipal Money Market).                  9
                  (gg)     Plan of Distribution (Delta Money Market).                                     9
                  (hh)     Plan of Distribution (Delta Tax-Free Money Market).                            9
                  (ii)     Plan of Distribution (Delta Government Obligations Money Market).              9
                  (jj)     Plan of Distribution (Delta New York Municipal Money Market).                  9
                  (kk)     Plan of Distribution (Epsilon Money Market).                                   9
                  (ll)     Plan of Distribution (Epsilon Tax-Free Money Market).                          9
                  (mm)     Plan of Distribution (Epsilon Government Municipal Money Market).              9
                  (nn)     Plan of Distribution (Epsilon New York Municipal Money Market).                9
                  (oo)     Plan of Distribution (Zeta Money Market).                                      9
                  (pp)     Plan of Distribution (Zeta Tax-Free Money Market).                             9
                  (qq)     Plan of Distribution (Zeta Government Obligations Money Market).               9
                  (rr)     Plan of Distribution (Zeta New York Municipal Money Market).                   9
                  (ss)     Plan of Distribution (Eta Money Market).                                       9
                  (tt)     Plan of Distribution (Eta Tax-Free Money Market).                              9
                  (uu)     Plan of Distribution (Eta Government Obligations Money Market).                9
                  (vv)     Plan at Distribution (Eta New York Municipal Money Market).                    9
                  (ww)     Plan of Distribution (Theta Money Market).                                     9
                  (xx)     Plan of Distribution (Theta Tax-Free Money Market).                            9
                  (yy)     Plan of Distribution (Theta Government Obligations Money Market).              9
                  (zz)     Plan of Distribution (Theta New York Municipal Money Market).                  9

                                      -14-

(b)      Exhibits:                                                                                   SEE NOTE #
                  (aaa)    Plan at Distribution (Laffer Equity).                                         12
                  (bbb)    Plan Distribution (Warburg Pincus Growth & Income Series 2).                  18
                  (ccc)    Plan of Distribution (Warburg Pincus Balanced Series 2).                      18
                  (ddd)    Plan of Distribution (BEA International Equity Investor).                     24
                  (eee)    Plan of Distribution (BEA International Equity Advisor).                      24
                  (fff)    Plan of Distribution (BEA Emerging Markets Equity Investor).                  24
                  (ggg)    Plan of Distribution (BEA Emerging Markets Equity Advisor).                   24
                  (hhh)    Plan of Distribution (BEA High Yield Investor).                               24
                  (iii)    Plan of Distribution (BEA High Yield Advisor).                                24
                  (jjj)    Plan of Distribution (BEA Global Telecommunications Investor).                24
                  (kkk)    Plan of Distribution (BEA Global Telecommunications Advisor).                 24
                  (lll)    Plan of Distribution (Boston Partners Large Cap Value Fund                    26
                           Institutional Class)
                  (mmm)    Plan of Distribution (Boston Partners Large Cap Value Fund Investor           27
                           Class)
                  (nnn)    Plan of Distribution (Boston Partners Large Cap Value Fund Advisor            27
                           Class)
                  (ooo)    Plan of Distribution (Boston Partners Mid Cap Value Fund Investor             27
                           Class)
                  (ppp)    Plan of Distribution (Boston Partners Mid Cap Value Fund                      27
                           Institutional Class)
         (16)     (a)      Schedule of computation of Performance Quotations                              3
         (17)     Not Applicable
         (18)     Not Applicable


NOTE #


1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement

         (No. 33 20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-30827) filed on November 27, 1996.

27 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 45 to the Registant's Registration Statement (No. 33-30827) filed on May 9, 1997.

28 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-30287) filed on September 25, 1997.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 26. NUMBER OF HOLDERS OF SECURITIES

         The following information is given as of October 6, 1997.


TITLE OF CLASS OF COMMON STOCK                                            NUMBER OF RECORD HOLDERS
------------------------------                                            ------------------------
a)       RBB Money Market                                                              0
b)       RBB Municipal Money Market                                                    0
c)       Cash Preservation Money Market                                               42
d)       Cash Preservation Municipal Money Market                                     61
e)       Sansom Street Money Market                                                    3
f)       Sansom Street Municipal Money Market                                          0
g)       Sansom Street Government Obligations Money Market                             0
h)       Bedford Money Market                                                     119963
i)       Bedford Municipal Money Market                                             4464
j)       Bedford Government Obligations Money Market                                3680
k)       Bedford New York Municipal Money Market                                    3172

                                      -17-

l)       RBB Government Securities                                                   539
m)       Bradford Municipal Money Market                                               0
n)       Bradford Government Obligations Money Market                                  0
o)       BEA International Equity - Institutional Class                              427
p)       BEA International Equity - Investor Class                                     0
q)       BEA International Equity - Advisor Class                                     11
r)       BEA High Yield - Institutional Class                                        102
s)       BEA High Yield - Investor Class                                               0
t)       BEA High Yield - Advisor Class                                                8
u)       BEA Emerging Markets Equity - Institutional Class                            46
v)       BEA Emerging Markets Equity - Investor Class                                  0
w)       BEA Emerging Markets Equity - Advisor Class                                  10
x)       BEA U.S. Core Equity                                                         92
y)       BEA U.S. Core Fixed Income                                                   64
z)       BEA Strategic Global Fixed Income                                            27
aa)      BEA Municipal Bond Fund                                                      38
bb)      BEA Short Duration                                                            0
cc)      BEA Balanced                                                                  0
dd)      BEA Global Telecommunications - Investor Class                                0
ee)      BEA Global Telecommunications - Advisor Class                                21
ff)      Janney Montgomery Scott
         Money Market                                                              94612
gg)      Janney Montgomery Scott
         Municipal Money Market                                                     4351
hh)      Janney Montgomery Scott
         Government Obligations Money Market                                       33833
ii)      Janney Montgomery Scott
         New York Municipal Money Market                                            1446
jj)      ni Micro Cap                                                               3666
kk)      ni Growth                                                                  3589
ll)      ni Growth & Value                                                          2384
mm)      Boston Partners Large Cap Value Fund - Institutional
         Class                                                                        27
nn)      Boston Partners Large Cap Value Fund - Investor Class                        29
oo)      Boston Partners Large Cap Value Fund - Advisor Class                          0
pp)      Boston Partners Mid Cap Value Fund - Investor Class                          17
qq)      Boston Partners Mid Cap Value Fund - Institutional Class                     24

Item 27. INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric and Boston Partners are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 30, 1993, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on November 2, 1995, and Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on October 2, 1996, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                    PNC INSTITUTIONAL MANAGEMENT CORPORATION
                             DIRECTORS AND OFFICERS


=============== ---------------------------------- ---------------------------------------------------- ====================
POSITION WITH                                      OTHER BUSINESS                                       TYPE OF
     PIMC              NAME                        CONNECTIONS                                          BUSINESS
=============== ---------------------------------- ---------------------------------------------------- ====================
Chairman and    J. Richard Carnall                 Executive Vice President                             Banking
Director                                           PNC Bank, National Association (1)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Banking
                                                   PNC National Bank (2)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Chairman and Director                                Financial-
                                                   PFPC Inc. (3)                                        Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Fiduciary
                                                   PNC Trust Company of New York (11)                   Activities
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Equipment
                                                   Hayden Bolts, Inc.*
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Real Estate
                                                   Parkway Real Estate Company*
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Investment
                                                   Provident Capital Management                         Advisory
                                                   Inc. (5)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director
                                                   PNC Asset Management Group, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-
                                                   PFPC International Ltd.                              Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-
                                                   PFPC International (Cayman) Ltd.                     Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Investment
                                                   Advanced Investment Management                       Advisory
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Chairman
                                                   International Dollar Reserve Fund, Ltd.
=============== ---------------------------------- ---------------------------------------------------- ====================
Director        Richard C. Caldwell                Executive Vice President                             Banking
                                                   PNC Bank, National Association (1)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director PNC National Bank (2)                       Banking
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Fiduciary
                                                   PNC Trust Company                                    Activities
                                                   of New York (11)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Investment
                                                   Provident Capital Management                         Advisory
                                                   Inc. (5)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Executive Vice President                             Banking
                                                   PNC Bank Corp. (14)                                  Holding Company

                                      -20-

=============== ---------------------------------- ---------------------------------------------------- ====================
POSITION WITH                                      OTHER BUSINESS                                       TYPE OF
     PIMC              NAME                        CONNECTIONS                                          BUSINESS
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Banking
                                                   PNC Bank, New Jersey
                                                   National Association (16)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-
                                                   PFPC Inc. (3)                                        Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Chairman, Director & CEO
                                                   PNC Asset Management Group, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Mutual Fund
                                                   Compass Capital Group, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Investment
                                                   BlackRock Financial                                  Advisory
                                                   Management, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Investment
                                                   PNC Equity Advisors Co.                              Advisory
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Banking
                                                   PNC Bank, New England
=============== ---------------------------------- ---------------------------------------------------- ====================
Director        Laurence D. Fink                   Chairman and Chief Executive
                                                   Officer
                                                   BlackRock Financial Management,
                                                   Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director and Vice President
                                                   PNC Asset Management Group, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
Director        Richard L. Smoot                   President and Chief                                  Banking
                                                   Executive Officer
                                                   PNC Bank, National Association
                                                   (Phila.)(1)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Senior Vice President                                Bank
                                                   PNC Bank Corp.(14)                                   Holding Company
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-
                                                   PFPC Inc. (3)                                        Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Fiduciary
                                                   PNC Trust Company of NY (11)                         Activities
                                                   Director, Chairman and President                     Banking
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   PNC Bank, New Jersey,
                                                   National Association (16)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director, Chairman and CEO                           Banking
                                                   PNC National Bank (2)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Chairman & Director                                  Leasing
                                                   PNC Credit Corp. (13)
=============== ---------------------------------- ---------------------------------------------------- ====================
Director and    Nicholas M. Marsini, Jr.           Senior Vice President                                Banking
Chief                                              PNC Bank, National Association(1)
Financial
Officer

                                      -21-

=============== ---------------------------------- ---------------------------------------------------- ====================
POSITION WITH                                      OTHER BUSINESS                                       TYPE OF
     PIMC              NAME                        CONNECTIONS                                          BUSINESS
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-Related
                                                   PFPC Inc. (3)                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Senior Vice President                                Banking
                                                   and Chief Financial Officer
                                                   PNC Bank, Delaware (20)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director, Vice President and                         Banking
                                                   Treasurer
                                                   PNC National Bank (2)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Banking
                                                   PNC Bank, New Jersey
                                                   National Association (16)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Fiduciary
                                                   PNC Trust Company of New York(11)                    Activities
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director and Treasurer                               Holding Company
                                                   PNC Bancorp, Inc. (9)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director and Treasurer                               Investment
                                                   PNC Capital Corp. (17)                               Activities
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director and Treasurer                               Banking
                                                   PNC Holding Corp. (18)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director and Treasurer                               Investment
                                                   PNC Venture Corp. (19)                               Activities
=============== ---------------------------------- ---------------------------------------------------- ====================
President and   Thomas H. Nevin                    None.
Chief
Investment
Officer
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice            Michelle L. Petrilli               Chief Counsel                                        Banking
President and                                      PNC Bank, DE (20)
Secretary
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Secretary                                            Financial-Related
                                                   PFPC Inc. (3)                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
Senior Vice     Vincent J. Ciavardini              President, Chief                                     Financial-
President                                          Financial Officer                                    Related
                                                   and Director                                         Services
                                                   PFPC Inc. (3)
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director
                                                   PNC Asset Management Group, Inc.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director & President                                 Financial-
                                                   PFPC International Ltd.                              Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial-Related
                                                   PFPC International (Cayman) Ltd.                     Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director
                                                   International Dollar Reserve

                                      -22-

=============== ---------------------------------- ---------------------------------------------------- ====================
POSITION WITH                                      OTHER BUSINESS                                       TYPE OF
     PIMC              NAME                        CONNECTIONS                                          BUSINESS
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Fund, Ltd.
=============== ---------------------------------- ---------------------------------------------------- ====================
Senior Vice     John N. Parthemore                 None.
President
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice            Stephen M. Wynne                   Executive Vice President and                         Financial-Related
President,                                         Chief Accounting Officer                             Services
Chief                                              PFPC Inc. (3)
Accounting
Officer and
Assistant
Secretary
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial- Related
                                                   PFPC Trustee & Custodial                             Services
                                                   Services, Ltd.
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Director                                             Financial- Related
                                                   PFPC International (Cayman) Ltd.                     Services
=============== ---------------------------------- ---------------------------------------------------- ====================
                                                   Executive Vice President                             Financial- Related
                                                   PFPC International Ltd.                              Services
=============== ---------------------------------- ---------------------------------------------------- ====================
Controller      Pauline M. Heintz                  Vice President                                       Financial-
                                                   PFPC Inc. (3)                                        Related
                                                                                                        Services
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Jeffrey W. Carson                  None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Katherine A. Chuppe                None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Mary J. Coldren                    None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Michele C. Dillon                  None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Patrick J. Ford                    None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Richard Hoerner                    None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Michael S. Hutchinson              None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  Michael J. Milligan                None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  G. Keith Robertshaw                None.
=============== ---------------------------------- ---------------------------------------------------- ====================
Vice President  William F. Walsh                   None.
=============== ================================== ==================================================== ====================
Vice President  Karen J. Walters                   None.
=============== ================================== ==================================================== ====================


                                      -23-

-----------------------------
*        Information regarding these corporations can be obtained from the office of the Secretary.

                         PNC BANK, NATIONAL ASSOCIATION
                                    DIRECTORS


=============== -------------------------------------- ----------------------------------------- ===========================
POSITION WITH   NAME                                   OTHER BUSINESS CONNECTIONS                TYPE OF BUSINESS
   PNC BANK
=============== -------------------------------------- ----------------------------------------- ===========================
Director        B.R. Brown                             President and C.E.O. of Consol, Inc.      Coal
                                                       Consol Plaza
                                                       Pittsburgh, PA 15241
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Constance E. Clayton                   Associate Dean, School of Health &        Medical
                                                       Professor of Pediatrics
                                                       Medical College of PA
                                                       Hahnemann University
                                                       430 East Sedgwick St.
                                                       Philadelphia, PA 19119
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Eberhard Faber IV                      Chairman and C.E.O.                       Manufacturing
                                                       E.F.L., Inc.
                                                       450 Hedge Road
                                                       P.O. Box 49
                                                       Bearcreek, PA 18602
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Dr. Stuart Heydt                       President and C.E.O.                      Medical
                                                       Geisinger Foundation
                                                       100 N. Academy Avenue
                                                       Danville, PA 17822
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Edward P. Junker, III                  Vice Chairman                             Banking
                                                       PNC Bank, N.A.
                                                       Ninth and State Streets
                                                       Erie, PA 16553
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Thomas A. McConomy                     President, C.E.O. and                     Manufacturing
                                                       Chairman, Calgon Carbon Corporation
                                                       413 Woodland Road
                                                       Sewickley, PA 15143
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Thomas H. O'Brien                      Chairman                                  Banking
                                                       PNC Bank, National Association
                                                       One PNC Plaza,
                                                       30th Floor
                                                       Pittsburgh, PA 15265
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Dr. J. Dennis O'Connor                 Provost, The Smithsonian Institution      Education
                                                       1000 Jefferson Drive, S.W.
                                                       Room 230, MRC 009
                                                       Washington, DC 20560
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Rocco A. Ortenzio                      Chairman and C.E.O.                       Medical
                                                       Continental Medical Systems, Inc.

                                      -24-

=============== -------------------------------------- ----------------------------------------- ===========================
                                                       P.O. Box 715
                                                       Mechanicsburg, PA 17055
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Jane G. Pepper                         President                                 Horticulture
                                                       Pennsylvania Horticulture Society
                                                       325 Walnut Street
                                                       Philadelphia, PA 19106
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Robert C. Robb, Jr.                    President, Lewis, Eckert, Robb & Company  Financial and
                                                       425 One Plymouth Meeting                  Management
                                                       Plymouth Meeting, PA 19462                Consultants
=============== -------------------------------------- ----------------------------------------- ===========================
Director        James E. Rohr                          President and C.E.O.                      Bank Holding
                                                       PNC Bank, National Association            Company
                                                       One PNC Plaza, 30th Floor
                                                       Pittsburgh, PA 15265
=============== -------------------------------------- ----------------------------------------- ===========================
Director        Daniel M. Rooney                       President, Pittsburgh Steelers            Football
                                                       Football Club of the National Football
                                                       League
                                                       300 Stadium Circle
                                                       Pittsburgh, PA 15212
=============== ====================================== ========================================= ===========================
Director        Seth E. Schofield                      Chairman, President and C.E.O.            Airline
                                                       USAir Group, Inc. and USAir, Inc.
                                                       2345 Crystal Drive
                                                       Arlington, VA 22227
=============== ====================================== ========================================= ===========================


================================================================================
                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

=================================== ============================================
John E. Alden                       Senior Vice President
=================================== ============================================
James C. Altman                     Senior Vice President
=================================== ============================================
Lila M. Bachelier                   Senior Vice President
=================================== ============================================
R. Perrin Baker                     Chief Market Counsel, Northwest PA
=================================== ============================================
James R. Bartholomew                Senior Vice President
=================================== ============================================
Peter R. Begg                       Senior Vice President
=================================== ============================================
Donald G. Berdine                   Senior Vice President
=================================== ============================================
Ben Berzin, Jr.                     Senior Vice President
=================================== ============================================
James H. Best                       Senior Vice President
=================================== ============================================
Eva T. Blum                         Senior Vice President
=================================== ============================================
Susan B. Bohn                       Senior Vice President
=================================== ============================================
George Brikis                       Executive Vice President
=================================== ============================================
Michael Brundage                    Senior Vice President

================================================================================
                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

=================================== ============================================
Anthony J. Cacciatore               Senior Vice President
=================================== ============================================
Richard C. Caldwell                 Executive Vice President
=================================== ============================================
Craig T. Campbell                   Senior Vice President
=================================== ============================================
J. Richard Carnall                  Executive Vice President
=================================== ============================================
Edward V. Caruso                    Executive Vice President
=================================== ============================================
Peter K. Classen                    President & CEO, PNC Bank, Northwest, PA
=================================== ============================================
James P. Conley                     Senior Vice President/Credit Policy
=================================== ============================================
Andra D. Cochran                    Senior Vice President
=================================== ============================================
Sharon Coghlan                      Coordinating Market Chief Counsel,
                                    Philadelphia
=================================== ============================================
John F. Calligan                    Senior Vice President
=================================== ============================================
James P. Conley                     Senior Vice President
=================================== ============================================
C. David Cook                       Senior Vice President
=================================== ============================================
Alfred F. Cordasco                  Supervising Counsel, Pittsburgh, PA
=================================== ============================================
Robert Crouse                       Senior Vice President
=================================== ============================================
Peter M. Crowley                    Senior Vice President
=================================== ============================================
Keith P. Crytzer                    Senior Vice President
=================================== ============================================
John J. Daggett                     Senior Vice President
=================================== ============================================
Peter J. Donchak                    Senior Vice President
=================================== ============================================
Anuj Dhanda                         Senior Vice President
=================================== ============================================
Victor M. DiBattista                Chief Regional Counsel
=================================== ============================================
Frank H. Dilenschneider             Senior Vice President
=================================== ============================================
Thomas C. Dilworth                  Senior Vice President
=================================== ============================================
Alfred J. DiMatteis                 Senior Vice President
=================================== ============================================
James Dionise                       Senior Vice President and C.F.O.
=================================== ============================================
Patrick S. Doran                    Vice President, Head of Consumer Lending
=================================== ============================================
Robert D. Edwards                   Senior Vice President
=================================== ============================================
David J. Egan                       Senior Vice President
=================================== ============================================
J. Lynn Evans                       Senior Vice President & Controller
=================================== ============================================
William E. Fallon                   Senior Vice President
=================================== ============================================
James M. Ferguson, III              Senior Vice President
=================================== ============================================
Charles J. Ferrero                  Senior Vice President
=================================== ============================================
Frederick C. Frank, III             Executive Vice President

================================================================================
                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

=================================== ============================================
William J. Friel                    Executive Vice President
=================================== ============================================
John F. Fulgoney                    Coordinating Market Chief Counsel,
                                    Northeast PA
=================================== ============================================
Brian K. Garlock                    Senior Vice President
=================================== ============================================
George D. Gonczar                   Senior Vice President
=================================== ============================================
Richard C. Grace                    Senior Vice President
=================================== ============================================
James S. Graham                     Senior Vice President
=================================== ============================================
Michael J. Hannon                   Senior Vice President
=================================== ============================================
Stephen G. Hardy                    Senior Vice President
=================================== ============================================
Michael J. Harrington               Senior Vice President
=================================== ============================================
Marva H. Harris                     Senior Vice President
=================================== ============================================
Maurice H. Hartigan, II             Executive Vice President
=================================== ============================================
G. Thomas Hewes                     Senior Vice President
=================================== ============================================
Sylvan M. Holzer                    Senior Vice President
=================================== ============================================
Bruce C. Iacobucci                  Senior Vice President
=================================== ============================================
John M. Infield                     Senior Vice President
=================================== ============================================
Philip C. Jackson                   Senior Vice President
=================================== ============================================
William J. Johns                    Controller
=================================== ============================================
William R. Johnson                  Audit Director
=================================== ============================================
Edward P. Junker, III               Vice Chairman
=================================== ============================================
Robert D. Kane                      Senior Vice President
=================================== ============================================
Michael D. Kelsey                   Chief Compliance Counsel
=================================== ============================================
Jack Kelly                          Senior Vice President
=================================== ============================================
Geoffrey R. Kimmel                  Senior Vice President
=================================== ============================================
Randall C. King                     Senior Vice President
=================================== ============================================
Christopher M. Knoll                Senior Vice President
=================================== ============================================
Richard C. Krauss                   Senior Vice President
=================================== ============================================
Frank R. Krepp                      Senior Vice President & Chief Credit
                                    Policy Officer
=================================== ============================================
Kenneth P. Leckey                   Senior Vice President
=================================== ============================================
Marilyn R. Levins                   Senior Vice President
=================================== ============================================
Carl J. Lisman                      Executive Vice President
=================================== ============================================
George Lula                         Senior Vice President
=================================== ============================================
Jane E. Madio                       Senior Vice President

================================================================================
                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

=================================== ============================================
Nicholas M. Marsini, Jr.            Senior Vice President
=================================== ============================================
John A. Martin                      Senior Vice President
=================================== ============================================
David O. Matthews                   Senior Vice President
=================================== ============================================
Walter B. McClellan                 Senior Vice President
=================================== ============================================
James F. McGowan                    Senior Vice President
=================================== ============================================
Charlotte B. McLaughlin             Senior Vice President
=================================== ============================================
James C. Mendelson                  Senior Vice President
=================================== ============================================
James W. Meighen                    Senior Vice President
=================================== ============================================
Scott C. Meves                      Senior Vice President
=================================== ============================================
Ralph S. Michael, III               Executive Vice President
=================================== ============================================
J. William Mills                    Senior Vice President
=================================== ============================================
Barbara A. Misner                   Senior Vice President
=================================== ============================================
Marlene D. Mosco                    Senior Vice President
=================================== ============================================
Scott Moss                          Senior Vice President
=================================== ============================================
Peter F. Moylan                     Senior Vice President
=================================== ============================================
Michael B. Nelson                   Executive Vice President
=================================== ============================================
Thomas J. Nist                      Senior Vice President
=================================== ============================================
Thomas H. O'Brien                   Chairman
=================================== ============================================
James F. O'Day                      Senior Vice President
=================================== ============================================
Cynthia G. Osofsky                  Senior Vice President
=================================== ============================================
Thomas E. Paisley, III              Senior Vice President
=================================== ============================================
Barbara Z. Parker                   Executive Vice President
=================================== ============================================
George R. Partridge                 Senior Vice President
=================================== ============================================
Daniel J. Panlick                   Senior Vice President
=================================== ============================================
David M. Payne                      Senior Vice President
=================================== ============================================
Charles C. Pearson, Jr.             President and CEO, PNC Bank, Central PA
=================================== ============================================
Helen P. Pudlin                     Senior Vice President
=================================== ============================================
Edward V. Randall, Jr.              President and CEO, PNC Bank, Pittsburgh
=================================== ============================================
Arthur F. Rodman, III               Senior Vice President
=================================== ============================================
Richard C. Rhoades                  Senior Vice President
=================================== ============================================
Bryan W. Ridley                     Senior Vice President
=================================== ============================================
James E. Rohr                       President and Chief Executive Officer

================================================================================
                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

=================================== ============================================
Gary Royer                          Senior Vice President
=================================== ============================================
Robert T. Saltarelli                Senior Vice President
=================================== ============================================
Robert V. Sammartino                Senior Vice President
=================================== ============================================
William Sayre, Jr.                  Senior Vice President
=================================== ============================================
Alfred J. Schiavetti                Senior Vice President
=================================== ============================================
David W. Schoffstall                Executive Vice President
=================================== ============================================
Seymour Schwartzberg                Senior Vice President
=================================== ============================================
Timothy G. Shack                    Senior Vice President
=================================== ============================================
Douglas E. Shaffer                  Senior Vice President
=================================== ============================================
Alfred A. Silva                     Senior Vice President
=================================== ============================================
George R. Simon                     Senior Vice President
=================================== ============================================
Richard L. Smoot                    President and CEO of PNC Bank, Philadelphia
=================================== ============================================
Timothy N. Smyth                    Senior Vice President
=================================== ============================================
Kenneth S. Spatz                    Senior Vice President
=================================== ============================================
Darcel H. Steber                    Senior Vice President
=================================== ============================================
William F. Strome                   Senior Vice President and Secretary
=================================== ============================================
Robert L. Tassome                   Senior Vice President
=================================== ============================================
Jane B. Tompkins                    Senior Vice President
=================================== ============================================
Robert B. Trempe                    Senior Vice President
=================================== ============================================
Kevin M. Tucker                     Senior Vice President
=================================== ============================================
Alan P. Vail                        Senior Vice President
=================================== ============================================
Frank T. VanGrofski                 Executive Vice President
=================================== ============================================
Ronald H. Vicari                    Senior Vice President
=================================== ============================================
William A. Wagner                   Senior Vice President
=================================== ============================================
Patrick M. Wallace                  Senior Vice President
=================================== ============================================
Annette M. Ward-Kredel              Senior Vice President
=================================== ============================================
Robert S. Wrath                     Senior Vice President
=================================== ============================================
Arlene M. Yocum                     Senior Vice President
=================================== ============================================
Carole Yon                          Senior Vice President
=================================== ============================================
George L. Ziminski, Jr.             Senior Vice President
=================================== ============================================

                           PNC ASSET MANAGEMENT GROUP
                             DIRECTORS AND OFFICERS


========================== ------------------------ -------------------------------------------------- =========================
                                                                                                       TYPE OF
POSITION WITH PAMG            NAME                  OTHER BUSINESS CONNECTIONS                         BUSINESS
========================== ------------------------ -------------------------------------------------- =========================
Chairman, Director and     Richard C. Caldwell      Executive Vice President                           Banking
CEO                                                 PNC Bank, National Association(1)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Banking
                                                    PNC National Bank(2)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Fiduciary Activities
                                                    PNC Trust Company
                                                    of New York(11)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Investment Advisory
                                                    Provident Capital Management Inc.(5)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Executive Vice President                           Bank Holding Company
                                                    PNC Bank Corp.(14)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Banking
                                                    PNC Bank, New Jersey, National Association(16)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Financial Related
                                                    PFPC Inc.(3)                                       Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    PNC Institutional Management Corp.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    Compass Capital Group, Inc.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    BlackRock Financial Management, Inc.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    PNC Equity Advisors Co.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    PNC Bank, New England
========================== ------------------------ -------------------------------------------------- =========================
Vice President             Laurence D. Fink         Chairman and CEO
and Director                                        BlackRock Financial
                                                    Management, Inc.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    PNC Institutional Management Corp.
========================== ------------------------ -------------------------------------------------- =========================
Secretary                  Pamela Fraser            Chief Counsel, Asset Management & Trust            Banking
                           Wilford                  PNC Bank, National
                                                    Association(1)

                                      -30-

========================== ------------------------ -------------------------------------------------- =========================
                                                                                                       TYPE OF
POSITION WITH PAMG            NAME                  OTHER BUSINESS CONNECTIONS                         BUSINESS
========================== ------------------------ -------------------------------------------------- =========================
Treasurer                  Brian Lilly              None.
and CFO
========================== ------------------------ -------------------------------------------------- =========================
Assistant                  Thomas R. Moore          Secretary                                          Financial Related
Secretary                                           PNC International Investment Corporation           Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Vice President and Secretary Pinaco, Inc.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Vice President and Secretary PNC Mortgage Bank,
                                                    N.A.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Secretary and Treasurer
                                                    PNC Brokerage Corp.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Vice President                                     Real Estate
                                                    Provcor Properties, Inc.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Vice President
                                                    Provident Realty Mgmt., Inc.
========================== ------------------------ -------------------------------------------------- =========================
Director                   Vincent J. Ciavardini    President, CFO and Director PFPC Inc.(3)           Financial Related
                                                                                                       Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Senior Vice President
                                                    PNC Institutional Management Corp.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Financial Related
                                                    PFPC International Ltd.                            Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director PFPC International (Cayman) Ltd.          Financial Related
                                                                                                       Services
========================== ------------------------ -------------------------------------------------- =========================
Director                   J. Richard Carnall       Executive Vice President                           Banking
                                                    PNC Bank, National Association(1)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Banking
                                                    PNC National Bank(2)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Chairman and Director                              Financial Related
                                                    PFPC Inc.(3)                                       Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Fiduciary Activities
                                                    PNC Trust Company
                                                    of New York(11)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Equipment
                                                    Hayden Bolts, Inc.*
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Real Estate
                                                    Parkway R.E. Company*
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Investment Advisory
                                                    Provident Capital Management Inc.(5)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Chairman and Director                              Financial Related
                                                    PNC Institutional Management Corp.                 Services

                                      -31-

========================== ------------------------ -------------------------------------------------- =========================
                                                                                                       TYPE OF
POSITION WITH PAMG            NAME                  OTHER BUSINESS CONNECTIONS                         BUSINESS
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    PFPC International Ltd.
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Financial Related
                                                    PFPC International (Cayman) Ltd.                   Services
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director                                           Investment Advisory
                                                    Advanced Investment Management
========================== ------------------------ -------------------------------------------------- =========================
                                                    Chairman                                           Mutual Fund
                                                    International Dollar Reserve Fund, Ltd.
========================== ------------------------ -------------------------------------------------- =========================
Chief Equity               Young D. Chin            Chairman, President, CEO, Chief Investment         Investment
Officer                                             Officer and Director                               Advisory
                                                    Provident Capital Management Inc.(5)
========================== ------------------------ -------------------------------------------------- =========================
                                                    Chairman
                                                    PNC Equity Advisors Company
========================== ------------------------ -------------------------------------------------- =========================
                                                    Director
                                                    CastleRock Capital Management
========================== ======================== ================================================== =========================
Director                   Ralph L. Schlosstein     President
                                                    BlackRock Financial
                                                    Management, Inc.
========================== ======================== ================================================== =========================

(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103 Broad and Chestnut Streets, Philadelphia, PA 19101, 17th and Chestnut Streets, Philadelphia, PA 19103.

(2)   PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)   PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)   PNC Service Corp., 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)   PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA  19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)   Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
      19101.

(9)   PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810.

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)  PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12)  Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
      19101.

(13)  PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14)  PNC Bank Corp., 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17)  PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18)  PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE
      19899.

(19)  PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20)  PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(21)  Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(22)  Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(23)  Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(24)  Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(25)  Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


      Item 29.  PRINCIPAL UNDERWRITER

         (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

         Warburg Pincus Cash Reserve Fund
         Warburg Pincus New York Tax Exempt Fund

         Warburg Pincus New York Intermediate Municipal Bond Fund
         Warburg Pincus Intermediate Maturity Government Fund
         Warburg Pincus Fixed Income Fund
         Warburg Pincus Global Fixed Income Fund
         Warburg Pincus Capital Appreciation Fund
         Warburg Pincus Emerging Growth Fund
         Warburg Pincus International Equity Fund
         Warburg Pincus Japan OTC Fund
         Warburg Pincus Growth & Income Fund
         Warburg Pincus Balanced Fund
         Warburg Pincus Tax Free Fund
         Warburg Pincus Emerging Markets Fund
         Warburg Pincus Global Post-Venture Capital Fund
         Warburg Pincus Health Sciences Fund
         Warburg Pincus Institutional Fund
         Warburg Pincus Japan Growth Fund
         Warburg Pincus Post-Venture Capital Fund
         Warburg Pincus Small Company Growth Fund
         Warburg Pincus Small Company Value Fund
         Warburg Pincus Strategic Value Fund
         Warburg Pincus Trust Warburg Pincus Trust II

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended.

         (c) Information as to commissions and other compensation received by the principal underwriter from the Registrant is set forth below.

        NAME OF                   NET               COMPENSATION             BROKERAGE                OTHER
       PRINCIPAL             UNDERWRITING           ON REDEMPTION           COMMISSIONS           COMPENSATION
      UNDERWRITER            DISCOUNTS AND         AND REPURCHASE           -----------           ------------
      -----------             COMMISSIONS          --------------
                              -----------
Counsellors Securities       $  0                  $  0                     $  0                  $17,199,881
Inc.


         The amounts reported above in the "Other Compensation" column are 12b-1 fees paid by the Registrant to the Registrant's distributor during fiscal year 1996 on behalf of all of the Registrant's funds that have 12b-1 Plans. A description of the services performed by the distributor in connection with these fees is contained in Registrant's prospectuses relating to these funds.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

         (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

         (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

         (3)      PNC Institutional Management Corporation (formerly Provident

                  Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

         (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

         (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

         (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

         (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

Item 31.  MANAGEMENT SERVICES

                  None.

Item 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

         (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of registrant's registration statement filed pursuant to the Securities Act of 1933, as amended.

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 15th day of October, 1997.

                                            THE RBB FUND, INC.


                                            By:  /S/EDWARD J. ROACH
                                                 ------------------
                                                 Edward J. Roach
                                                 President and
                                                 Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE                                TITLE                                  DATE
               ---------                                -----                                  ----

/S/EDWARD J. ROACH                       President (Principal Executive        October 15, 1997
----------------------                   Officer) and Treasurer (Principal
Edward J. Roach                          Financial and Accounting Officer)


*DONALD VAN RODEN                        Director                              October 15, 1997
-------------------
Donald van Roden


*FRANCIS J. MCKAY                        Director                              October 15, 1997
--------------------
Francis J. McKay


*MARVIN E. STERNBERG                     Director                              October 15, 1997
--------------------
Marvin E. Sternberg


*JULIAN A. BRODSKY                       Director                              October 15, 1997
--------------------
Julian A. Brodsky


*ARNOLD M. REICHMAN                      Director                              October 15, 1997
--------------------
Arnold M. Reichman


*ROBERT SABLOWSKY                        Director                              October 15, 1997
--------------------
Robert Sablowsky


*By:/S/ EDWARD J. ROACH                                                        October 15, 1997
    Edward J. Roach
    Attorney-in-Fact

                                      -36-

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ DONALD VAN RODEN
         Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ MARVIN E. STERNBERG
   Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ ARNOLD REICHMAN
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ FRANCIS J. MCKAY
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ JULIAN BRODSKY
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


               Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ ROBERT SABLOWSKY
         Robert Sablowsky

                               THE RBB FUND, INC.



                                  EXHIBIT INDEX



         EXHIBITS



         (1) (s)           Articles of Amendment to Charter of the
                           Registrant.


         (1) (t)           Articles Supplementary of Registrant.


         (10)              Opinion and Consent of Counsel.


         (11) (b)          Consent of Independent Auditors.